UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Absolute Return 100 and 300 Funds
The fund's portfolio
January 31, 2010 (Unaudited)

MORTGAGE-BACKED SECURITIES(a)	100 Fund 23.6%		300 Fund 42.8%
	Principal amount	Value	Principal amount	Value

Banc of America Commercial Mortgage,
Inc.
FRB Ser. 07-3, Class A2, 5.658s, 2049	$280,000	$288,592	$1,234,000	$1,271,866
Ser. 07-5, Class A3, 5.62s, 2051	184,000	183,751	596,000	595,193
FRB Ser. 06-1, Class A2, 5.334s, 2045	371,000	378,723	2,412,000	2,462,212
Ser. 06-5, Class A2, 5.317s, 2047	403,000	412,124	1,757,000	1,796,779
Ser. 07-1, Class XW, IO, 0.287s, 2049	1,617,222	21,321	7,677,868	101,223
Banc of America Commercial Mortgage,
Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.77s, 2035	864,862	11,173	4,105,448	53,038
Ser. 04-4, Class XC, IO, 0.261s, 2042	2,312,433	34,982	10,978,374	166,080
Banc of America Funding Corp. FRB Ser.
07-6, Class A1, 0.521s, 2037	466,633	317,333	1,904,471	1,295,130
Bear Stearns Alternate Trust FRB Ser.
06-2, Class 24A1, 5.796s, 2036	181,843	117,289	868,134	559,946
Bear Stearns Alternate Trust 144A FRB
Ser. 06-7, Class 1AE4, 5.97s, 2046	1,065,813	700,772	3,751,454	2,466,581
Bear Stearns Alternate Trust II FRB
Ser. 07-1, Class 1A1, 5.964s, 2047	726,212	421,912	1,496,621	869,502
Bear Stearns Asset Backed Securities
Trust FRB Ser. 07-AC4, Class A1,
0.531s, 2037	197,735	98,868	981,130	490,565
Bear Stearns Commercial Mortgage
Securities, Inc.
Ser. 07-PW18, Class A2, 5.613s, 2050	173,000	174,714	656,000	662,500
Ser. 05-PWR9, Class A2, 4.735s, 2042	145,000	146,215	688,000	693,765
Citigroup FRB Ser. 07-AR5, Class 1A2A,
5.58s, 2037	92,161	58,414	468,592	297,006
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-6, Class 1A3A, 5.646s, 2046	112,172	58,329	397,186	206,537
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	192,000	195,892	817,000	833,563
Ser. 06-CD2, Class A2, 5.408s, 2046	--	--	920,000	935,471
Ser. 07-CD4, Class A2B, 5.205s, 2049	187,000	191,029	1,074,000	1,097,142
Commercial Mortgage Pass-Through
Certificates Ser. 06-C8, Class A2B,
5.248s, 2046	152,000	153,798	502,000	507,938
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A5, 6s, 2037	--	--	1,044,919	736,668
Ser. 06-41CB, Class 1A7, 6s, 2037	269,330	183,144	1,206,596	820,486
Ser. 06-2CB, Class A11, 6s, 2036	46,869	29,908	185,601	118,437
Ser. 05-80CB, Class 2A1, 6s, 2036	42,491	30,182	280,788	199,447
Ser. 05-50CB, Class 3A1, 6s, 2035	181,757	107,255	868,177	512,311
Ser. 07-2CB, Class 1A9, 5 3/4s, 2037	198,123	148,909	1,111,518	835,417
FRB Ser. 05-9CB, Class 1A1, 0.731s, 2035	167,523	123,196	884,309	650,318
FRB Ser. 06-23CBC, Class 2A5, 0.631s,
2036	110,607	55,304	337,233	168,616
FRB Ser. 06-18CB, Class A7, 0.581s, 2036	296,830	181,066	1,203,100	733,891
FRB Ser. 06-24CB, Class A13, 0.581s,
2036	--	--	932,880	581,301
FRB Ser. 07-HY7C, Class A1, 0.371s, 2037	92,041	45,330	299,132	147,322
Countrywide Home Loans FRB Ser.
06-HYB2, Class 2A1B, 5.449s, 2036	596,216	381,578	2,697,543	1,726,427
Countrywide Home Loans 144A
Ser. 06-R1, Class AS, IO, 5.644s, 2036	96,484	10,613	383,040	42,134
Ser. 05-R3, Class AS, IO, 5.571s, 2035	1,914,872	215,340	7,180,439	807,488
IFB Ser. 05-R2, Class 1AS, IO, 5.32s,
2035	1,651,906	179,215	6,194,214	672,011
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.216s, 2041	72,000	73,595	411,000	420,103
Ser. 07-1, Class 1A1A, 5.942s, 2037	102,615	64,647	274,285	172,800
FRB Ser. 07-C4, Class A2, 5.808s, 2039	43,000	43,916	247,000	252,259
Ser. 07-C5, Class A2, 5.589s, 2040	161,000	165,593	464,000	477,238
Ser. 07-C2, Class A2, 5.448s, 2049	405,000	413,987	1,330,000	1,359,512
Ser. 06-C5, Class A2, 5.246s, 2039	446,000	457,815	2,106,000	2,161,790
CS First Boston Mortgage Securities
Corp. FRB Ser. 05-C4, Class A3, 5.12s,
2038	321,000	326,265	1,840,000	1,870,181
CS First Boston Mortgage Securities
Corp. 144A Ser. 04-C4, Class AX, IO,
0.405s, 2039	927,275	20,688	4,401,520	98,198
CWCapital Cobalt Ser. 07-C2, Class A2,
5.334s, 2047	90,000	91,410	315,000	319,936
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.421s, 2037	249,448	134,702	727,128	392,649
Fannie Mae
IFB Ser. 05-74, Class NK, 26.347s, 2035	--	--	146,765	197,720
IFB Ser. 05-74, Class DM, 23.538s, 2035	128,045	184,479	587,841	846,926
IFB Ser. 09-46, Class SB, IO, 7.069s,
2039	218,210	22,915	856,647	89,960
IFB Ser. 09-46, Class SC, IO, 7.069s,
2039	218,436	22,943	857,535	90,071
IFB Ser. 06-65, Class PS, IO, 6.989s,
2036	3,827,598	631,004	5,676,852	935,865
IFB Ser. 04-W2, Class 1A3S, IO, 6.919s,
2044	42,210	2,981	120,910	8,539
IFB Ser. 08-10, Class WI, IO, 6.769s,
2038	193,817	20,041	760,973	78,685
IFB Ser. 09-85, Class JS, IO, 6.519s,
2039	7,896,864	1,161,621	19,967,798	2,937,243
IFB Ser. 07-2, Class SM, IO, 6.519s,
2037	238,332	25,881	980,115	106,434
IFB Ser. 05-90, Class GS, IO, 6.519s,
2035	61,180	9,349	358,659	54,809
IFB Ser. 05-18, Class SK, IO, 6.519s,
2035	59,070	5,885	347,816	34,649
IFB Ser. 05-59, Class KS, IO, 6.469s,
2035	4,789,674	669,058	14,222,290	1,986,676
IFB Ser. 05-57, Class CI, IO, 6.469s,
2035	256,755	38,042	513,510	76,085
IFB Ser. 05-104, Class SI, IO, 6.469s,
2033	390,712	55,943	1,890,600	270,698
IFB Ser. 05-92, Class SC, IO, 6.449s,
2035	160,340	22,745	628,713	89,186
IFB Ser. 05-73, Class SD, IO, 6.449s,
2035	--	--	141,020	24,868
IFB Ser. 07-68, Class SA, IO, 6.419s,
2037 (F)	375,066	45,204	1,892,412	228,080

IFB Ser. 08-10, Class PI, IO, 6.419s,
2037	332,339	48,966	1,305,054	192,284
IFB Ser. 05-51, Class WS, IO, 6.399s,
2035	96,759	15,397	397,601	63,269
IFB Ser. 06-95, Class ST, IO, 6.369s,
2036	49,113	6,117	203,130	25,298
IFB Ser. 06-36, Class PS, IO, 6.369s,
2036	132,968	19,609	546,376	80,576
IFB Ser. 07-102, Class SA, IO, 6.169s,
2037	197,838	19,717	776,691	77,406
IFB Ser. 09-43, Class SB, IO, 6.099s,
2039	--	--	159,964	23,269
IFB Ser. 08-11, Class SC, IO, 6.049s,
2038	84,207	11,441	420,194	57,092
IFB Ser. 09-106, Class SL, IO, 6.019s,
2040	99,229	12,777	311,578	40,119
IFB Ser. 09-111, Class SE, IO, 6.019s,
2040	748,929	83,331	3,784,523	421,092
IFB Ser. 08-62, Class SN, IO, 5.969s,
2038	231,741	19,827	909,997	77,855
IFB Ser. 09-47, Class SA, IO, 5.869s,
2039 (F)	1,275,821	156,710	5,009,473	615,318
IFB Ser. 09-37, Class KI, IO, 5.769s,
2039	464,000	63,222	1,820,000	247,985
IFB Ser. 08-57, Class SE, IO, 5.769s,
2037	738,528	74,463	3,728,834	375,964
Ser. 06-W3, Class 1AS, IO, 5.758s, 2046	185,589	22,314	469,614	56,463
Ser. 06-W2, Class 1AS, IO, 5.741s, 2036	349,564	41,882	699,127	83,763
Ser. 09-86, Class XI, IO, 5 1/2s, 2039	1,027,321	192,847	4,033,730	757,204
Ser. 385, Class 11, IO, 5 1/2s, 2037	1,332,097	223,925	5,227,930	878,815
Ser. 07-W1, Class 1AS, IO, 5.496s, 2046	685,694	75,436	1,370,736	150,800
IFB Ser. 05-W2, Class A2, IO, 4.979s,
2035	595,620	49,698	2,233,993	186,402
Ser. 03-W12, Class 1IO2, IO, 1.984s,
2043	903,083	53,599	2,675,745	158,808
Ser. 98-W2, Class X, IO, 1.248s, 2028	478,887	19,245	1,369,912	55,053
Ser. 98-W5, Class X, IO, 1.147s, 2028	203,408	7,684	581,864	21,980
FRB Ser. 05-115, Class DF, 1.131s, 2033	12,488	12,385	41,834	41,490
FRB Ser. 07-80, Class F, 0.931s, 2037
(F)	--	--	78,964	76,190
FRB Ser. 06-61, Class TF, 0.831s, 2036	290,841	290,729	735,290	735,007
FRB Ser. 06-3, Class FY, 0.731s, 2036
(F)	71,096	70,297	305,054	301,628
FRB Ser. 05-51, Class CF, 0.531s, 2035	25,042	25,025	109,849	109,772
Ser. 03-W1, Class 2A, IO, 0.109s, 2042	710,165	2,455	2,031,349	7,023
Federal Home Loan Mortgage Corp.
Structured Pass Through Securities Ser.
T-8, Class A9, IO, 0.479s, 2028	287,329	3,666	821,900	10,486
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 3ASI, IO, 7.269s,
2043	121,353	17,956	455,073	67,335
Ser. T-59, Class 1AX, IO, 0.271s, 2043	604,122	4,804	1,727,829	13,741
Ser. T-48, Class A2, IO, 0.212s, 2033	819,127	5,109	2,343,200	14,616
FRB Ser. T-54, Class 2A, IO, 0.084s,
2043	339,730	947	971,892	2,709
Freddie Mac
IFB Ser. 2976, Class LC, 23.565s, 2035	67,812	93,410	311,288	428,799
IFB Ser. 3151, Class SI, IO, 6.917s,
2036	172,805	30,862	840,263	150,066
IFB Ser. 2779, Class YS, IO, 6.917s,
2033	173,777	23,325	714,254	95,871
IFB Ser. 2645, Class ST, IO, 6.917s,
2031	3,297,505	297,543	14,351,155	1,294,946
IFB Ser. 3208, Class PS, IO, 6.867s,
2036	1,139,557	196,885	4,836,820	835,674
IFB Ser. 2628, Class S, IO, 6.867s, 2032	2,845,165	371,105	12,382,094	1,615,038
IFB Ser. 3050, Class SI, IO, 6.517s,
2034	1,427,771	227,941	5,698,508	909,758
IFB Ser. 3123, Class LI, IO, 6.467s,
2036	870,482	149,954	1,694,920	291,977
IFB Ser. 3117, Class SI, IO, 6.467s,
2036	311,503	47,066	9,509,032	1,436,755
IFB Ser. 2990, Class SE, IO, 6.467s,
2035	1,803,723	271,338	7,578,748	1,140,088
IFB Ser. 3107, Class DC, IO, 6.467s,
2035	1,306,518	210,287	3,770,420	606,857
IFB Ser. 2990, Class SR, IO, 6.417s,
2035	1,765,949	243,458	7,162,825	987,484
IFB Ser. 3210, Class SA, IO, 6.367s,
2036	117,924	13,479	484,799	55,414
IFB Ser. 3055, Class MS, IO, 6.367s,
2035	2,169,197	335,938	8,803,074	1,363,311
IFB Ser. 2866, Class GS, IO, 6.367s,
2034	904,854	102,397	4,113,725	465,526
IFB Ser. 3387, Class PS, IO, 6.347s,
2037	215,098	30,920	430,194	61,839
IFB Ser. 3206, Class ES, IO, 6.317s,
2036	52,466	6,244	210,914	25,102
IFB Ser. 3346, Class SC, IO, 6.317s,
2033	1,309,180	194,189	6,156,280	913,153
IFB Ser. 3346, Class SB, IO, 6.317s,
2033	985,585	146,127	4,488,161	665,434
IFB Ser. 3389, Class SC, IO, 6.147s,
2037	3,297,750	402,145	20,911,671	2,550,078
IFB Ser. 3242, Class SD, IO, 6.057s,
2036	224,262	25,390	922,286	104,415
IFB Ser. 3201, Class IN, IO, 6.017s,
2036	525,000	88,937	2,061,000	349,142
IFB Ser. 3617, Class BS, IO, 5.987s,
2039	753,984	87,179	3,807,375	440,228
IFB Ser. 3476, Class S, IO, 5.867s, 2038	294,569	28,192	1,211,849	115,980
IFB Ser. 3530, Class CS, IO, 5.817s,
2039	6,555,666	808,565	26,177,815	3,228,730
IFB Ser. 3549, Class SA, IO, 5.567s,
2039	890,479	97,062	4,869,866	530,815
IFB Ser. 3508, Class SB, IO, 5.517s,
2039	6,884,095	797,880	17,404,003	2,017,158
IFB Ser. 3423, Class GS, IO, 5.417s,
2038	1,555,027	146,540	6,103,915	575,211
IFB Ser. 3423, Class SG, IO, 5.417s,
2038	110,157	10,570	454,964	43,653
IFB Ser. 3501, Class SE, IO, 5.267s,
2039	4,962,549	443,228	27,141,217	2,424,104
IFB Ser. 3607, Class SB, IO, 5.019s,

2036	1,659,000	226,414	6,512,000	888,734
FRB Ser. 2634, Class LF, 1.531s, 2033
(F)	14,313	14,148	53,436	52,818
FRB Ser. 3190, Class FL, 1.033s, 2032	--	--	82,619	82,166
FRB Ser. 3059, Class FD, 0.931s, 2035	29,897	29,869	124,342	124,224
FRB Ser. 3035, Class NF, 0.931s, 2035
(F)	130,518	128,061	542,562	532,348
FRB Ser. 3350, Class FK, 0.833s, 2037
(F)	50,779	49,463	74,646	72,710
FRB Ser. 3192, Class FE, 0.833s, 2036
(F)	28,869	28,863	119,921	119,895
FRB Ser. 3237, Class FT, 0.731s, 2036	15,641	15,631	65,070	65,029
Ser. 3290, Class DO, PO, zero %, 2036
(F)	--	--	42,508	42,486
Ser. 3092, Class OL, PO, zero %, 2035
(F)	--	--	41,872	39,777
Ser. 3073, Class TO, PO, zero %, 2034
(F)	16,970	16,596	16,970	16,596
GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	973,000	957,544	3,126,000	3,076,344
Ser. 07-C1, Class A2, 5.417s, 2049	722,000	735,649	3,022,000	3,079,129
FRB Ser. 06-C1, Class A2, 5.337s, 2044	317,000	322,513	1,496,000	1,522,015
GE Capital Commercial Mortgage Corp.
144A Ser. 05-C2, Class XC, IO, 0.15s,
2043	6,732,894	44,380	31,964,488	210,694
Government National Mortgage Association
IFB Ser. 02-66, Class SA, IO, 7.417s,
2025	1,182,277	195,111	4,640,954	765,896
IFB Ser. 09-79, Class AI, IO, 7.169s,
2039	184,257	22,024	759,939	90,836
IFB Ser. 04-11, Class SB, IO, 6.967s,
2034	380,392	57,191	1,493,213	224,503
IFB Ser. 05-68, Class SN, IO, 6.967s,
2034	--	--	230,796	29,217
IFB Ser. 03-83, Class SD, IO, 6.867s,
2033	645,199	85,892	3,529,297	469,838
IFB Ser. 04-96, Class KS, IO, 6.769s,
2034	--	--	110,653	17,308
IFB Ser. 06-16, Class GS, IO, 6.759s,
2036	43,930	5,610	1,269,137	162,063
IFB Ser. 09-76, Class SA, IO, 6.667s,
2039	5,530,616	740,951	15,739,642	2,108,681
IFB Ser. 09-87, Class IW, IO, 6.619s,
2034	--	--	238,288	36,605
IFB Ser. 09-106, Class XI, IO, 6.569s,
2037	590,944	71,282	2,805,136	338,365
IFB Ser. 05-13, Class SA, IO, 6.569s,
2035	1,184,665	176,235	6,479,862	963,968
IFB Ser. 07-18, Class S, IO, 6.567s,
2037	3,141,382	476,705	12,543,325	1,903,450
IFB Ser. 09-61, Class ES, IO, 6.519s,
2039	369,321	38,255	1,518,843	157,325
IFB Ser. 09-87, Class SI, IO, 6.519s,
2035	--	--	414,315	61,338
IFB Ser. 04-104, Class IS, IO, 6.519s,
2034	58,856	7,450	345,872	43,782
IFB Ser. 07-35, Class PY, IO, 6.517s,
2037	611,172	83,054	2,967,321	403,238
Ser. 10-14, Class SA, 6 1/2s, 2040 (FWC)	--	--	368,000	63,825
Ser. 10-14, Class SB, 6 1/2s, 2040 (FWC)	100,000	13,703	154,000	21,103
Ser. 10-14, Class SC, 6 1/2s, 2040 (FWC)	135,000	17,170	556,000	70,716
Ser. 10-14, Class SD, 6 1/2s, 2040 (FWC)	--	--	357,000	31,516
Ser. 10-14, Class SE, 6 1/2s, 2040 (FWC)	100,000	9,297	218,000	20,267
IFB Ser. 07-41, Class SL, IO, 6.469s,
2037	47,999	5,610	63,359	7,405
IFB Ser. 06-25, Class SI, IO, 6.469s,
2036	133,219	16,154	548,670	66,530
IFB Ser. 07-37, Class SU, IO, 6.457s,
2037	85,928	11,862	504,737	69,676
IFB Ser. 07-37, Class YS, IO, 6.437s,
2037	--	--	305,768	39,655
IFB Ser. 07-16, Class KU, IO, 6.419s,
2037	256,688	33,069	1,474,726	189,989
IFB Ser. 07-16, Class PU, IO, 6.419s,
2037	--	--	230,664	28,740
IFB Ser. 09-106, Class LP, IO, 6.379s,
2036	260,368	29,235	1,503,240	168,789
IFB Ser. 09-106, Class CM, IO, 6.367s,
2034	1,842,402	239,525	8,682,918	1,128,840
IFB Ser. 03-110, Class S, IO, 6.367s,
2033	151,130	20,433	593,399	80,227
IFB Ser. 08-6, Class TI, IO, 6.367s,
2032	161,329	16,627	210,373	21,682
IFB Ser. 06-34, Class PS, IO, 6.359s,
2036	60,713	6,685	212,495	23,397
IFB Ser. 04-40, Class SA, IO, 6.317s,
2034	2,686,592	365,523	4,012,420	545,909
IFB Ser. 03-11, Class S, IO, 6.317s,
2033	411,357	53,088	12,549,516	1,619,593
IFB Ser. 08-1, Class AS, IO, 6.269s,
2038	1,455,616	149,114	7,960,965	815,525
IFB Ser. 06-38, Class SW, IO, 6.269s,
2036	95,133	9,147	625,796	60,167
IFB Ser. 08-11, Class SA, IO, 6.259s,
2038	5,084,907	520,763	32,242,139	3,302,030
IFB Ser. 07-59, Class SD, IO, 6.239s,
2037	7,508,885	605,725	21,747,013	1,754,284
IFB Ser. 10-2, Class S, IO, 6.219s, 2040	730,000	89,425	2,870,000	351,575
IFB Ser. 07-35, Class KY, IO, 6.217s,
2037	1,786,294	175,760	9,510,970	935,818
IFB Ser. 09-106, Class KS, IO, 6.169s,
2039	1,719,281	159,361	--	--
IFB Ser. 08-40, Class SC, IO, 6.117s,
2038	2,271,368	294,124	9,543,705	1,235,835
IFB Ser. 09-102, Class SA, IO, 6.097s,
2039	499,450	50,960	1,961,234	200,107
IFB Ser. 09-92, Class SJ, IO, 6.087s,
2039	5,649,664	549,820	20,456,481	1,990,804
IFB Ser. 09-110, Class NS, IO, 6.069s,
2039	901,849	88,608	3,538,878	347,698
IFB Ser. 05-92, Class SP, IO, 6.069s,
2035	214,105	21,730	1,409,218	143,027
IFB Ser. 09-92, Class SL, IO, 6.067s,
2039	1,387,682	132,011	5,448,351	518,305
IFB Ser. 09-58, Class AS, IO, 6.019s,

2039	5,001,203	599,569	31,707,932	3,801,301
IFB Ser. 09-88, Class SJ, IO, 6.017s,
2039	2,443,645	308,044	6,179,742	779,013
IFB Ser. 09-88, Class SK, IO, 6.017s,
2039 (F)	1,221,324	115,186	4,793,135	452,054
IFB Ser. 09-61, Class WQ, IO, 6.017s,
2035	2,659,028	382,191	16,859,184	2,423,230
IFB Ser. 05-66, Class S, IO, 6.017s,
2035	155,238	21,373	1,022,246	140,739
IFB Ser. 07-26, Class SW, IO, 5.969s,
2037	3,095,918	294,376	16,934,841	1,610,255
IFB Ser. 07-20, Class SA, IO, 5.969s,
2037	2,243,340	206,543	12,270,635	1,129,751
IFB Ser. 07-8, Class SD, IO, 5.969s,
2037	298,747	27,898	1,173,069	109,545
IFB Ser. 09-76, Class CS, IO, 5.967s,
2039	3,776,074	396,488	5,570,315	584,883
IFB Ser. 07-17, Class SI, IO, 5.955s,
2037	169,792	20,270	220,730	26,351
IFB Ser. 09-106, Class SL, IO, 5.869s,
2036	295,453	34,264	1,723,787	199,912
IFB Ser. 04-83, Class CS, IO, 5.849s,
2034	139,533	16,526	819,879	97,106
IFB Ser. 09-106, Class ST, IO, 5.769s,
2038	282,609	30,362	1,822,500	195,798
IFB Ser. 07-59, Class SH, IO, 5.569s,
2037	1,982,081	152,535	10,841,245	834,310
IFB Ser. 09-106, Class WT, IO, zero %,
2037	184,783	693	705,872	2,649
Greenwich Capital Commercial Funding
Corp. Ser. 05-GG3, Class A2, 4.305s,
2042	392,338	393,504	894,795	897,456
GS Mortgage Securities Corp. II Ser.
06-GG6, Class A2, 5.506s, 2038	401,000	409,422	1,862,000	1,901,106
GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 0.273s, 2040	1,722,094	34,011	8,174,033	161,436
GSMPS Mortgage Loan Trust FRB Ser.
05-RP2, Class 1AF, 0.581s, 2035 (F)	168,926	136,844	656,516	531,834
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.979s, 2035	387,934	50,046	2,084,089	268,862
Ser. 06-RP2, Class 1AS1, IO, 5.722s,
2036	--	--	670,183	80,687
Ser. 98-2, IO, 0.978s, 2027	82,075	2,120	234,859	6,066
Ser. 98-3, IO, 0.68s, 2027	101,098	2,351	289,104	6,724
Ser. 98-4, IO, 0.644s, 2026	102,874	3,673	294,340	10,510
FRB Ser. 05-RP3, Class 1AF, 0.581s, 2035	--	--	17,705	14,164
FRB Ser. 05-RP1, Class 1AF, 0.581s, 2035	77,587	62,845	425,563	344,706
Ser. 99-2, IO, 0.4s, 2027	133,794	1,942	382,570	5,553
IndyMac Indx Mortgage Loan Trust
Ser. 07-A3, Class A1, 6 1/4s, 2037	92,613	77,045	444,395	369,692
FRB Ser. 06-AR5, Class 1A2, 5.671s, 2036	291,893	53,270	697,597	127,312
FRB Ser. 05-AR23, Class 6A1, 5.493s,
2035	904,489	685,151	2,896,464	2,194,071
FRB Ser. 05-AR15, Class A1, 5.264s, 2035	--	--	784,274	627,419
FRB Ser. 06-AR11, Class 3A1, 5.153s,
2036	152,029	73,179	801,719	385,907
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 2006-LDP7, Class A2, 6.051s, 2045	433,000	446,317	2,087,000	2,151,184
Ser. 07-LD12, Class A2, 5.827s, 2051	152,000	157,200	506,000	523,311
FRB Ser. 07-LD11, Class A2, 5.803s, 2049	691,000	713,964	2,555,000	2,639,910
FRB Ser. 07-CB19, Class A2, 5.746s, 2049	79,000	81,995	376,000	390,254
Ser. 06-CB16, Class A3B, 5.579s, 2045	366,000	365,696	1,218,000	1,216,988
Ser. 2006-CB17, Class A3, 5.45s, 2043
(F)	332,000	339,319	--	--
Ser. 06-LDP8, Class A3B, 5.447s, 2045	70,000	70,246	543,000	544,907
Ser. 05-LDP4, Class A2, 4.79s, 2042	56,240	56,670	173,047	174,368
Ser. 06-CB16, Class X1, IO, 0.112s, 2045	3,746,717	44,809	17,784,823	212,698
LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	261,000	271,005	381,000	395,605
LB-UBS Commercial Mortgage Trust
Ser. 07-C1, Class A2, 5.318s, 2040	494,000	507,667	1,366,000	1,403,792
Ser. 07-C2, Class A2, 5.303s, 2040	567,000	579,957	1,613,000	1,649,860
Ser. 05-C7, Class A2, 5.103s, 2030	71,000	72,032	362,000	367,262
Ser. 06-C1, Class A2, 5.084s, 2031	554,000	561,812	2,572,000	2,608,268
Ser. 07-C2, Class XW, IO, 0.547s, 2040	1,113,693	24,628	5,287,552	116,927
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.399s, 2037	1,479,439	25,266	7,023,249	119,944
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.724s, 2050	685,000	711,586	2,675,000	2,778,821
Ser. 06-C1, Class A2, 5.611s, 2039	99,000	100,445	423,000	429,176
Merrill Lynch Mortgage Trust 144A Ser.
05-LC1, Class X, IO, 0.1s, 2044	3,407,295	20,555	16,176,171	97,583
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Ser. 06-1, Class A2, 5.439s, 2039	497,000	505,781	1,376,000	1,400,311
Ser. 2006-3, Class A2, 5.291s, 2046	213,000	216,022	736,000	746,441
Ser. 06-4, Class A2, 5.112s, 2049	35,000	35,762	185,000	189,026
Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049	866,000	886,455	2,511,000	2,570,310
Ser. 2006-HQ9, Class A2, 5.618s, 2044	552,000	567,879	2,822,000	2,903,177
Ser. 07-IQ13, Class A3, 5.331s, 2044	676,000	664,117	1,889,000	1,855,793
Ser. 06-T21, Class A2, 5.09s, 2052	30,000	30,345	72,000	72,827
Ser. 05-HQ6, Class A2A, 4.882s, 2042	657,000	661,970	2,716,000	2,736,544
Morgan Stanley Mortgage Loan Trust Ser.
06-6AR, Class 2A, 5.411s, 2036	183,660	115,706	559,907	352,741
Nomura Asset Acceptance Corp. 144A IFB
Ser. 04-R3, Class AS, IO, 6.819s, 2035	128,089	19,890	912,337	141,673
Opteum Mortgage Acceptance Corp. FRB
Ser. 05-5, Class 1APT, 0.511s, 2035	187,842	118,341	897,729	565,569
Residential Accredit Loans, Inc.
Ser. 06-QS17, Class A4, 6s, 2036	242,613	140,867	1,202,516	698,211
Ser. 06-QS13, Class 1A5, 6s, 2036	62,877	40,065	267,360	170,359
Residential Asset Securitization Trust
IFB Ser. 06-A9CB, Class A3, IO,
6.899s, 2036	--	--	1,313,654	180,627
FRB Ser. 05-A2, Class A1, 0.731s, 2035
(F)	414,295	286,381	2,036,776	1,407,921
FRB Ser. 06-A9CB, Class A1, 0.601s, 2036	--	--	1,314,862	706,738
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 05-23, Class 3A1, 6.075s, 2036	621,331	459,785	2,843,353	2,104,082
FRB Ser. 07-10, Class 1A1, 6s, 2037	406,337	217,708	1,368,235	733,075
FRB Ser. 06-4, Class 6A, 5.908s, 2036	376,296	280,929	1,770,135	1,321,516
FRB Ser. 06-9, Class 1A1, 5.587s, 2036	165,630	90,902	909,438	499,121
FRB Ser. 06-12, Class 1A1, 0.391s, 2037	131,792	72,485	518,342	285,088
Structured Asset Securities Corp. Ser.
07-4, Class 1A4, IO, 1s, 2037	115,556	4,069	291,931	10,281

Structured Asset Securities Corp. 144A
Ser. 05-RF6, Class A, IO, 5.738s, 2043	703,009	81,929	2,760,515	321,711
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.901s, 2051	165,000	165,956	650,000	653,766
FRB Ser. 07-C33, Class A2, 5.856s, 2051	303,000	313,513	1,737,000	1,797,268
FRB Ser. 07-C32, Class A2, 5.735s, 2049	953,000	981,284	2,993,000	3,081,828
Ser. 06-C25, Class A2, 5.684s, 2043	771,098	784,690	2,106,765	2,143,902
Ser. 06-C28, Class A3, 5.679s, 2048	455,000	442,172	1,571,000	1,526,710
Ser. 06-C27, Class A2, 5.624s, 2045	159,000	162,989	915,000	937,953
Ser. 07-C34, Class A2, 5.569s, 2046	345,000	355,990	1,716,000	1,770,665
Ser. 2006-C28, Class A2, 5 1/2s, 2048	181,000	185,491	1,500,000	1,537,220
Ser. 07-C31, Class A2, 5.421s, 2047	586,000	599,709	1,678,000	1,717,256
Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO, 0.431s,
2035	1,422,694	36,683	6,755,408	174,184
Wells Fargo Alternative Loan Trust FRB
Ser. 07-PA6, Class A1, 6.515s, 2037	121,869	73,236	599,443	360,228

Total mortgage-backed securities (cost
$42,956,775 and $172,487,358)		$45,502,127		$182,814,683

CORPORATE BONDS AND NOTES(a)	100 Fund 5.1%		300 Fund 9.0%
	Principal amount	Value	Principal amount	Value

Automotive		0.3%		0.5%
BMW US Capital, LLC company guaranty
sr. unsec. unsub. notes Ser. EMTN,
4 1/4s, 2011	$120,000	$124,469	$510,000	$528,992
DaimlerChrysler NA Holding Corp.
company guaranty sr. unsec. unsub.
notes 5 7/8s, 2011 (Germany)	--	--	315,000	329,454
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub. notes
7.3s, 2012 (Germany)	219,000	240,045	765,000	838,512
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub. notes
Ser. MTN, 5 3/4s, 2011 (Germany)	115,000	122,234	200,000	212,580
		486,748		1,909,538

Banking		1.1%		1.9%
Citigroup, Inc. sr. unsec. unsub. notes
FRN 0.431s, 2010	85,000	84,924	400,000	399,643
National Australia Bank, Ltd. 144A sr.
unsec. notes 2 1/2s, 2013 (Australia)	690,000	691,760	2,830,000	2,837,219
Royal Bank of Scotland PLC (The) 144A
company guaranty sr. unsec. unsub.
notes 4 7/8s, 2014 (United Kingdom)	430,000	445,231	1,620,000	1,677,380
Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)	200,000	213,866	425,000	454,466
Westpac Banking Corp. sr. unsec. unsub.
bonds 2 1/4s, 2012 (Australia)	720,000	720,571	2,665,000	2,667,113
		2,156,352		8,035,821

Chemicals		0.3%		0.4%
Dow Chemical Co. (The) sr. unsec. FRN
2.525s, 2011	80,000	81,330	340,000	345,654
Dow Chemical Co. (The) sr. unsec. notes
7.6s, 2014	355,000	408,439	1,270,000	1,461,174
		489,769		1,806,828

Computers		0.3%		0.4%
Xerox Corp. sr. unsec. notes 6 7/8s,
2011	435,000	466,587	1,615,000	1,732,272
Xerox Corp. sr. unsec. unsub. notes
4 1/4s, 2015	20,000	20,400	120,000	122,397
		486,987		1,854,669

Consumer goods		0.2%		0.4%
Fortune Brands, Inc. sr. unsec. unsub.
notes 3s, 2012	435,000	435,128	1,635,000	1,635,482
		435,128		1,635,482

Electric utilities		1.5%		2.6%
Aquila, Inc. sr. unsec. unsub. notes
11 7/8s, 2012	335,000	393,853	1,280,000	1,504,872
CMS Energy Corp. sr. notes 8 1/2s, 2011	389,000	412,719	1,499,000	1,590,400
CMS Energy Corp. sr. unsec. unsub.
notes 6.3s, 2012	86,000	89,270	331,000	343,587
Exelon Corp. sr. unsec. notes 4.45s,
2010	120,000	121,644	525,000	532,194
FirstEnergy Corp. notes Ser. B, 6.45s,
2011	136,000	146,570	507,000	546,406
Ipalco Enterprises, Inc. sr. sec. notes
8 5/8s, 2011	640,000	672,800	2,543,000	2,673,329
NiSource Finance Corp. company guaranty
sr. unsec. unsub. notes 7 7/8s, 2010	205,000	215,004	1,135,000	1,190,390
Power Receivable Finance, LLC 144A sr.
notes 6.29s, 2012	314,006	323,499	1,142,415	1,176,950
Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019	365,000	454,233	1,344,000	1,672,572
		2,829,592		11,230,700

Financial		0.7%		1.2%
American Express Travel Related
Services Co., Inc. sr. unsec. unsub.
notes FRN Ser. EMTN, 0.429s, 2011	300,000	288,069	1,400,000	1,344,322
Berkshire Hathaway Finance Corp.
company guaranty sr. notes 4s, 2012	85,000	89,803	415,000	438,452
MetLife Global Funding I 144A sr. sec.
unsub. notes 5 1/8s, 2013	100,000	107,728	350,000	377,049
MetLife Global Funding I 144A sr.
unsec. notes 2 7/8s, 2012	270,000	274,688	1,030,000	1,047,885
MetLife Global Funding I 144A sr.
unsub. notes 5 1/8s, 2014	100,000	106,684	200,000	213,367
Prudential Financial, Inc. sr. notes
6.2s, 2015	425,000	471,681	1,595,000	1,770,190
		1,338,653		5,191,265

Forest products and packaging		0.1%		0.3%
Sealed Air Corp. 144A notes 5 5/8s, 2013	272,000	280,190	1,022,000	1,052,774
		280,190		1,052,774

Investment banking/Brokerage		0.3%		0.5%
Goldman Sachs Group, Inc. (The) sr.
notes 3 5/8s, 2012	194,000	200,820	791,000	818,808
TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 2.95s,
2012	370,000	372,540	1,400,000	1,409,611
		573,360		2,228,419

Oil and gas		0.1%		0.3%
Ras Laffan Liquefied Natural Gas Co.,
Ltd. 144A company guaranty sr. notes
4 1/2s, 2012 (Qatar)	250,000	261,336	1,000,000	1,045,345
		261,336		1,045,345

Railroads		0.1%		0.2%
GATX Corp. notes 4 3/4s, 2012	180,000	187,123	750,000	779,680
		187,123		779,680

Real estate		--%		0.1%
Simon Property Group LP sr. unsec.
unsub. notes 4.2s, 2015 (R)	70,000	71,113	300,000	304,769
		71,113		304,769

Retail		--%		--%
Macy's Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	60,000	62,475	170,000	177,013
		62,475		177,013

Telecommunications		0.1%		0.2%
British Telecommunications PLC notes
8 3/8s, 2010 (United Kingdom)	107,000	114,706	441,000	472,758
Deutsche Telekom International Finance
BV company guaranty sr. unsec. unsub.
bonds 8 1/2s, 2010 (Germany)	53,000	54,480	243,000	249,785
Verizon Wireless, Inc. sr. unsec.
unsub. FRN 2.869s, 2011	60,000	61,946	285,000	294,241
		231,132		1,016,784

Total corporate bonds and notes (cost
$9,720,824 and $37,625,779)		$9,889,958		$38,269,087

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	100 Fund --%		300 Fund 26.7%
	Principal amount	Value	Principal amount	Value

U.S. Government Agency Mortgage Obligations		--%		26.7%
Federal National Mortgage Association
Pass-Through Certificates
6s, TBA, February 1, 2040	$--	$--	$27,000,000	$28,881,563
5 1/2s, TBA, February 1, 2040	--	--	54,000,000	57,189,371
5s, TBA, February 1, 2040	--	--	27,000,000	28,052,579
		--		114,123,513

Total U.S. government and agency
mortgage obligations (cost $-- and
$112,710,239)		$--		$114,123,513

U.S. GOVERNMENT AGENCY OBLIGATIONS(a)	100 Fund 2.3%		300 Fund 2.0%
	Principal amount	Value	Principal amount	Value

Bank of America Corp.
0.284s, FDIC guaranteed notes FRN,
Ser. BKNT, September 13, 2010	$300,000	$300,057	$700,000	$700,132
0.228s, FDIC guaranteed notes FRN,
February 5, 2010	400,000	400,004	600,000	600,006
General Electric Capital Corp. 1 5/8s,
FDIC guaranteed notes, January 7, 2011	625,000	632,132	1,025,000	1,036,696
Goldman Sachs Group, Inc (The) 1 5/8s,
FDIC guaranteed notes, July 15, 2011	925,000	937,012	2,025,000	2,051,297
JPMorgan Chase & Co. 2 5/8s, FDIC
guaranteed, December 1, 2010	625,000	637,296	1,025,000	1,045,165
Morgan Stanley 2s, FDIC guaranteed
notes, September 22, 2011	700,000	714,510	1,500,000	1,531,092
Wells Fargo & Co.
3s, FDIC guaranteed notes,
December 9, 2011	308,000	319,666	660,000	684,999
2 1/8s, FDIC guaranteed notes,
June 15, 2012	392,000	399,642	840,000	856,376

Total U.S. government agency
obligations (cost $4,297,007 and
$8,419,906)		$4,340,319		$8,505,763

ASSET-BACKED SECURITIES(a)	100 Fund 0.9%		300 Fund 1.6%
	Principal amount	Value	Principal amount	Value

Conseco Finance Securitizations Corp.
Ser. 00-6, Class A5, 7.27s, 2031	91,425	$92,340	385,248	$389,100
Ser. 01-3, Class A4, 6.91s, 2033	524,970	534,157	1,453,388	1,478,822
GSAA Home Equity Trust
FRB Ser. 07-5, Class 2A1A, 0.351s, 2047	118,418	77,101	499,845	325,446
FRB Ser. 07-4, Class A1, 0.331s, 2037	126,118	63,813	615,728	311,547
FRB Ser. 06-17, Class A1, 0.291s, 2036	329,889	188,037	1,501,941	856,106
FRB Ser. 06-16, Class A1, 0.291s, 2036
(F)	696,831	388,483	3,169,939	1,767,241
GSAMP Trust FRB Ser. 07-HE2, Class A2A,
0.351s, 2047	48,495	43,403	148,908	133,273
HSI Asset Securitization Corp. Trust
FRB Ser. 06-HE1, Class 2A1, 0.281s, 2036	58,678	39,755	249,497	169,034
Securitized Asset Backed Receivables,
LLC
FRB Ser. 07-BR5, Class A2A, 0.361s, 2037	30,353	20,868	103,041	70,841
FRB Ser. 07-BR4, Class A2A, 0.321s, 2037	216,129	138,323	851,946	545,245
WAMU Asset-Backed Certificates
FRB Ser. 07-HE2, Class 2A1, 0.341s, 2037	135,867	84,407	642,381	399,079
FRB Ser. 07-HE1, Class 2A1, 0.281s, 2037	236,384	153,059	929,234	601,679

Total asset-backed securities (cost
$1,764,880 and $6,769,694)		$1,823,746		$7,047,413

FOREIGN GOVERNMENT BONDS AND NOTES(a)	100 Fund 0.5%		300 Fund 0.9%
	Principal amount	Value	Principal amount	Value

Hungary (Republic of) sr. unsec. unsub.

notes 6 1/4s, 2020	$365,000	$365,730	$1,575,000	$1,578,150
Ontario (Province of) sr. unsec. unsub.
bonds 1 7/8s, 2012	600,000	601,721	2,100,000	2,106,023

Total foreign government bonds and
notes (cost $963,464 and $3,669,209)		$967,451		$3,684,173

SHORT-TERM INVESTMENTS(a)	100 Fund 67.8%		300 Fund 45.9%
	Principal amount/shares	Value	Principal amount/shares	Value

Fannie Mae for an effective yield
of 0.271%, November 1, 2010 (SEGSF)	$15,000,000	$14,969,280	$25,000,000	$24,948,800
Federal Farm Credit Bank for
an effective yield of 0.241%,
February 28, 2011	500,000	500,490	1,300,000	1,301,274
Federal Home Loan Bank for an effective
yield of 0.563%, June 2, 2010 (SEGSF)	1,500,000	1,497,177	--	--
Federal Home Loan Bank for an effective
yield of 0.556%, January 26, 2011	5,000,000	5,000,700	10,000,000	10,001,400
Federal Home Loan Bank for an effective
yield of 0.551%, August 5, 2010	1,000,000	997,225	1,000,000	997,225
Federal Home Loan Bank for an effective
yield of 1/2s, October 29, 2010	4,000,000	4,000,000	9,000,000	9,000,000
Federal Home Loan Bank for an effective
yield of 0.456%, June 11, 2010	--	--	1,100,000	1,109,964
Federal Home Loan Bank for an effective
yield of 0.444%, January 3, 2011	6,000,000	5,998,920	8,000,000	7,998,560
Federal Home Loan Bank for an effective
yield of 0.44%, December 23, 2010	15,500,000	15,500,155	20,000,000	20,000,200
Federal Home Loan Discount Notes for
an effective yield of 0.502%,
July 2, 2010 (SEGSF)	--	--	5,433,000	5,421,607
Federal Home Loan Discount Notes for
an effective yield of 0.291%,
July 15, 2010	1,000,000	998,679	--	--
Federal Home Loan Mortgage Corp. for
an effective yield of 0.958%,
February 5, 2010	500,000	499,947	3,000,000	2,999,683
Federal Home Loan Mortgage Corp. for
an effective yield of 0.928%,
February 8, 2010	2,000,000	1,999,728	3,000,000	2,999,463
Federal Home Loan Mortgage Corp. for
an effective yield of 0.538%,
July 30, 2010	--	--	1,537,000	1,532,912
Federal Home Loan Mortgage Corp. for
an effective yield of 0.538,
July 26, 2010	--	--	1,425,000	1,421,294
Federal Home Loan Mortgage Corp. for
an effective yield of 0.512%, May 5, 2010	9,500,000	9,497,815	--	--
Federal Home Loan Mortgage Corp. for
an effective yield of 0.482%,
May 10, 2010 (SEGSF)	3,000,000	2,996,079	6,000,000	5,992,158
Federal Home Loan Mortgage Corp. for
an effective yield of 0.462%,
August 23, 2010 (SEGSF)	--	--	5,000,000	4,987,030
Federal Home Loan Mortgage Corp. for
an effective yield of 0.452%,
May 17, 2010 (SEGSF)	2,200,000	2,197,114	5,388,000	5,380,931
Federal Home Loan Mortgage Corp. for
an effective yield of 0.402%,
October 25, 2010	12,000,000	11,964,528	--	--
Federal National Mortgage Association
for an effective yield of 0.898%,
March 3, 2010	1,500,000	1,498,888	4,000,000	3,997,033
Federal National Mortgage Association
for an effective yield of 0.877%,
February 1, 2010	3,000,000	3,000,000	5,500,000	5,500,000
Federal National Mortgage Association
for an effective yield of 0.563%,
April 12, 2010 (SEGSF)	1,400,000	1,398,475	3,200,000	3,196,515
Freddie Mac for an effective yield
of 0.506%, August 23, 2010	550,000	564,176	1,350,000	1,384,796
Freddie Mac for an effective yield
of 0.281%, July 16, 2010	1,000,000	998,717	2,000,000	1,997,434
U.S. Treasury Bills for an effective
yield of 0.451%, April 1, 2010 (SEG)	148,000	147,886	278,000	277,786
U.S. Treasury Bills for an effective
yield of 0.408%, February 11, 2010 (SEG)	122,000	121,987	284,000	283,969
U.S. Treasury Bills for an effective
yield of 0.346%, July 15, 2010 (SEG)	485,000	484,239	1,240,000	1,238,054
U.S. Treasury Cash Management Bills for
an effective yield of 0.401%,
June 10, 2010 (SEG)	--	--	72,000	71,901
Putnam Money Market Liquidity Fund (e)	43,896,128	43,896,128	72,058,578	72,058,578

Total short-term investments (cost
$130,717,314 and $196,095,479)		$130,728,333		$196,098,567

TOTAL INVESTMENTS

Total investments (cost $190,420,264
and $537,777,664) (b)		$193,251,934		$550,543,199

Putnam Absolute Return 100 Fund

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/10 (aggregate face value $116,827) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$1,591	$1,637	2/22/10	$(46)
British Pound	13,909	14,018	2/22/10	(109)
Euro	97,329	99,902	2/22/10	(2,573)
Japanese Yen	973	979	2/22/10	(6)
Swiss Franc	283	291	2/22/10	(8)

Total				$(2,742)

Putnam Absolute Return 100 Fund

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/10 (aggregate face value $110,924) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$85,103	$85,300	2/22/10	$197
Canadian Dollar	1,964	2,020	2/22/10	56
Euro	21,906	22,780	2/22/10	874
Japanese Yen	821	824	2/22/10	3

Total				$1,130

Putnam Absolute Return 100 Fund

FUTURES CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	132	$15,683,250	Mar-10	$(101,449)
U.S. Treasury Bond 30 yr (Long)	3	373,125	Mar-10	2,429
U.S. Treasury Note 2 yr (Long)	16	3,487,250	Mar-10	10,284
U.S. Treasury Note 5 yr (Short)	21	2,445,680	Mar-10	(3,636)
U.S. Treasury Note 10 yr (Long)	94	11,106,688	Mar-10	(33,392)

Total				$(125,764)

Putnam Absolute Return 100 Fund

WRITTEN OPTIONS OUTSTANDING at 1/31/10 (premiums received $4,474,954) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$3,714,000	Aug-11/4.49	$187,037
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,714,000	Aug-11/4.49	189,748
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	2,926,000	Aug-11/4.475	145,393
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	2,926,000	Aug-11/4.475	151,567
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,857,000	Aug-11/4.55	98,495
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,857,000	Aug-11/4.55	90,900
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,266,000	Aug-11/4.7	76,112
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,266,000	Aug-11/4.7	54,666
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,605,500	Jul-11/4.5475	191,777
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,605,500	Jul-11/4.5475	169,314
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	7,211,000	Jul-11/4.52	374,468
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	7,211,000	Jul-11/4.52	345,551
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	9,007,500	Jan-12/4.80	564,860
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	9,007,500	Jan-12/4.80	461,184
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	5,404,500	Jan-12/4.72	319,514
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	5,404,500	Jan-12/4.72	292,113
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	1,898,700	Oct-10/4.02	57,037
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	1,898,700	Oct-10/4.02	71,163

Total			$3,840,899

Putnam Absolute Return 100 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$5,445,000		$(19,534)	1/21/30	4.36%	3 month USD-LIBOR-BBA	$(61,706)

	15,841,000		33,810	1/21/20	3 month USD-LIBOR-BBA	3.78%	120,680

	49,560,000		(46,468)	1/21/15	2.71%	3 month USD-LIBOR-BBA	(238,597)

	4,217,000		2,418	1/21/14	3 month USD-LIBOR-BBA	2.29%	15,280

	52,630,000		(27,272)	1/21/12	1.13%	3 month USD-LIBOR-BBA	(78,734)

	2,070,000		(585)	1/21/11	3 month USD-LIBOR-BBA	0.54%	872

Citibank, N.A
	485,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	(7,513)

Credit Suisse International
	5,144,000		(12,014)	12/18/39	3 month USD-LIBOR-BBA	4.37%	(17,145)

	4,635,000		17,778	12/18/24	4.17%	3 month USD-LIBOR-BBA	(10,142)

	28,900,000		20,352	12/18/11	1.23%	3 month USD-LIBOR-BBA	(121,604)

	160,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	(183)

	485,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	(7,228)

	320,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	(3,477)

Goldman Sachs International
GBP	7,620,000		--	1/29/12	1.739%	6 month GBP-LIBOR-BBA	--

JPMorgan Chase Bank, N.A.
AUD	130,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	751

CAD	130,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(1,725)

JPY	8,800,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(2,088)

JPY	11,800,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	2,128

GBP	740,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	2,337

	$1,800,000		--	12/17/24	4.18%	3 month USD-LIBOR-BBA	(13,149)

AUD	167,500		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	2,000

AUD	502,500		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	5,965

	$67,151,500		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	(332,163)

HUF	9,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(154)

HUF	2,400,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(81)

	$26,714,700		--	1/26/15	2.67063%	3 month USD-LIBOR-BBA	(38,721)

	3,333,900		--	1/15/13	1.861%	3 month USD-LIBOR-BBA	(18,065)

Total							$(802,462)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Absolute Return 100 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$440,000	11/6/14	2.07%	USA Non Revised	$(2,685)
				Consumer Price
				Index- Urban
				(CPI-U)

Credit Suisse International
	145,000	11/17/14	2.025%	USA Non Revised	(947)
				Consumer Price
				Index- Urban
				(CPI-U)

	145,000	11/19/14	2.01%	USA Non Revised	(1,070)
				Consumer Price
				Index- Urban
				(CPI-U)

	440,000	11/6/14	2.0667%	USA Non Revised	(1,672)
				Consumer Price
				Index- Urban
				(CPI-U)

	290,000	11/10/14	2.0775%	USA Non Revised	(1,031)
				Consumer Price
				Index- Urban
				(CPI-U)

Total					$(7,405)

Putnam Absolute Return 100 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(1,513)	$170,000	12/20/19	(100 bp)	$2,165

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	9,707	170,000	12/20/19	100 bp	3,935

Deutsche Bank AG
Macy's Retail Holdings,
7.45%,7/15/17	--	--	51,000	6/20/11	(825 bp)	(5,328)

Total						$772

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/10 (aggregate face value $510,555) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$6,362	$6,550	2/22/10	$(188)
British Pound	60,593	61,068	2/22/10	(475)
Euro	426,053	437,411	2/22/10	(11,358)
Japanese Yen	4,239	4,266	2/22/10	(27)
Swiss Franc	1,226	1,260	2/22/10	(34)

Total				$(12,082)

Putnam Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/10 (aggregate face value $496,537) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$374,434	$375,507	2/22/10	$1,073
Canadian Dollar	7,951	8,175	2/22/10	224
Euro	106,339	110,586	2/22/10	4,247
Japanese Yen	2,260	2,269	2/22/10	9

Total				$5,553

Putnam Absolute Return 300 Fund

FUTURES CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	352	$41,822,000	Mar-10	$(369,365)
U.S. Treasury Bond 30 yr (Long)	4	497,500	Mar-10	3,239
U.S. Treasury Note 2 yr (Long)	27	5,884,734	Mar-10	17,363
U.S. Treasury Note 5 yr (Short)	82	9,549,797	Mar-10	(21,866)
U.S. Treasury Note 10 yr (Long)	117	13,824,281	Mar-10	(95,119)

Total				$(465,748)

Putnam Absolute Return 300 Fund

WRITTEN OPTIONS OUTSTANDING at 1/31/10 (premiums received $15,857,445) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$12,332,000	Aug-11/4.49	$621,040
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,332,000	Aug-11/4.49	630,042
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	38,426,000	Jan-12/4.80	2,409,696
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	38,426,000	Jan-12/4.80	1,967,411
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	23,055,600	Jan-12/4.72	1,363,047
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	23,055,600	Jan-12/4.72	1,246,155
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	9,548,000	Aug-11/4.475	474,440
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	9,548,000	Aug-11/4.475	494,586
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,166,000	Aug-11/4.55	327,045
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,166,000	Aug-11/4.55	301,826
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,412,000	Aug-11/4.7	205,129
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,412,000	Aug-11/4.7	147,330
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	8,483,500	Jul-11/4.5475	451,237
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	8,483,500	Jul-11/4.5475	398,385
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	16,967,000	Jul-11/4.52	881,096
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	16,967,000	Jul-11/4.52	813,059
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	15,604,700	Oct-10/4.02	468,765
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	15,604,700	Oct-10/4.02	584,864

Total			$13,785,153

Putnam Absolute Return 300 Fund

TBA SALE COMMITMENTS OUTSTANDING at 1/31/10 (proceeds receivable $112,733,438) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, February 1, 2040	$27,000,000	2/11/10	$28,881,563
FNMA, 5 1/2s, February 1, 2040	54,000,000	2/11/10	57,189,374
FNMA, 5s, February 1, 2040	27,000,000	2/11/10	28,052,579

Total			$114,123,516

Putnam Absolute Return 300 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
	$48,150,000		$--	8/14/11	1.61125%	3 month USD-LIBOR-BBA	$(927,444)

	1,805,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	(27,962)

Credit Suisse International
	600,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	(687)

	1,805,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	(26,898)

	1,200,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	(13,038)

Deutsche Bank AG
	29,426,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(371,795)

	1,584,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	23,488

	1,700,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	25,652

Goldman Sachs International
	18,368,000		(122,879)	1/14/20	3 month USD-LIBOR-BBA	3.91%	198,942

	19,836,000		214,192	1/14/30	4.48%	3 month USD-LIBOR-BBA	(284,682)

	14,472,000		(125,008)	1/14/25	3 month USD-LIBOR-BBA	4.34%	198,496

	132,697,000		387,975	1/14/15	2.84%	3 month USD-LIBOR-BBA	(1,049,861)

	13,289,000		--	1/14/20	3 month USD-LIBOR-BBA	3.8025%	110,166

GBP	33,590,000		--	1/29/12	1.739%	6 month GBP-LIBOR-BBA	--

	$34,469,800		--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	(181,767)

	67,780,000		32,942	1/14/12	1.2%	3 month USD-LIBOR-BBA	(152,168)

	98,000,000		--	9/18/11	1.3225%	3 month USD-LIBOR-BBA	(1,175,971)

JPMorgan Chase Bank, N.A.
	37,476,000		12,905	10/9/11	1.24%	3 month USD-LIBOR-BBA	(337,207)

AUD	520,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	3,002

CAD	520,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(6,902)

JPY	36,800,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(8,732)

JPY	49,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	8,909

	$2,101,000		(404)	12/11/12	1.65%	3 month USD-LIBOR-BBA	(4,928)

GBP	2,890,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	9,128

	$229,000		1,991	12/17/39	3 month USD-LIBOR-BBA	4.31%	(557)

AUD	657,500		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	7,851

AUD	1,972,500		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	23,414

	$136,619,300		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	(674,332)

HUF	37,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(631)

HUF	9,700,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(327)

	$79,335,100		--	1/26/15	2.67063%	3 month USD-LIBOR-BBA	(114,989)

	6,998,200		--	1/15/13	1.861%	3 month USD-LIBOR-BBA	(37,920)

	14,966,300		--	1/15/15	2.815%	3 month USD-LIBOR-BBA	(142,815)

Total							$(4,932,565)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Absolute Return 300 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

Citibank, N.A.
	$1,635,000	11/6/14	2.07%	USA Non Revised	$(9,973)
				Consumer Price
				Index- Urban
				(CPI-U)

Credit Suisse International
	545,000	11/17/14	2.025%	USA Non Revised	(3,561)
				Consumer Price
				Index- Urban
				(CPI-U)

	545,000	11/19/14	2.01%	USA Non Revised	(4,023)
				Consumer Price
				Index- Urban
				(CPI-U)

	1,635,000	11/6/14	2.0667%	USA Non Revised	(6,214)
				Consumer Price
				Index- Urban
				(CPI-U)

	1,090,000	11/10/14	2.0775%	USA Non Revised	(3,875)
				Consumer Price
				Index- Urban
				(CPI-U)

Total					$(27,646)

Putnam Absolute Return 300 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(5,786)	$650,000	12/20/19	(100 bp)	$8,275

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	37,114	650,000	12/20/19	100 bp	15,046

Deutsche Bank AG
Macy's Retail Holdings,
7.45%,7/15/17	--	--	144,500	6/20/11	(825 bp)	(15,097)

Total						$8,224

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets as follows:

100 Fund	$192,832,458
300 Fund	427,280,893

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation

100 Fund	$190,420,264	$2,982,999	$151,329	$2,831,670
300 Fund	537,777,664	13,277,509	511,974	12,765,535

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or both of the funds, at January 31, 2010.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts, for one or both of the funds, at January 31, 2010.

(FWC) Forward commitments, in part or in entirety.

(e) The funds invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income and totaled $18,235 and $30,579 (for 100 Fund and 300 Fund, respectively) for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as noted below. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

	Purchases	Sales

100 Fund	$75,442,947	$54,021,651

300 Fund	126,899,986	102,104,139

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At January 31, 2010, liquid assets totaling $34,078,168 and $76,306,806 (for 100 Fund and 300 Fund, respectively) have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown FRB and FRN are the current interest rates at January 31, 2010.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2010.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to each fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. For the period ended January 31, 2010 the funds did not have any activity on Purchased options contracts. Outstanding contracts on Future contracts at the period ended January 31, 2010 are indicative of the volume of activity during the period for the 100 Fund and 300 Fund. The funds had average contract amounts of approximately 66,600,000 and 237,200,000 (for the 100 Fund and 300 Fund, respectively) on Written option contracts for the period ended January 31, 2010.

Forward currency contracts: Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The funds had average contract amounts of approximately $200,000 and $800,000 (for 100 Fund and 300 Fund, respectively) on Forward currency contracts for the period ended January 31, 2010.

Total return swap contracts: Each fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had average notional amounts of approximately $1,100,000 and $4,100,000 (for 100 Fund and 300 Fund, respectively) on Total return swap contracts for the period ended January 31, 2010.

Interest rate swap contracts: Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage each fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had average notional amounts of approximately $251,700,000 and $751,400,000 (for 100 Fund and 300 Fund, respectively) on Interest rate swap contracts for the period ended January 31, 2010.

Credit default contracts: Each fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The funds had average notional amounts of approximately $300,000 and $1,300,000 (for 100 Fund and 300 Fund, respectively) on Credit default swap contracts for the period ended January 31, 2010.

Master agreements: Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At January 31, 2010, the funds had net liability positions of $4,628,678 and $19,178,220 (for 100 Fund and 300 Fund, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $4,593,055 and $18,854,617 (for 100 Fund and 300 Fund, respectively).

TBA purchase commitments: Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

100 Fund

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$1,823,746	$--

Corporate bonds and notes	--	9,889,958	--

Foreign government bonds and notes	--	967,451	--

Mortgage-backed securities	--	45,185,027	317,100

U.S. Government agency obligations	--	4,340,319	--

Short-term investments	43,896,128	86,832,205	--

Totals by level	$43,896,128	$149,038,706	$317,100

	Level 1	Level 2	Level 3

Other financial instruments:	$(125,764)	$(4,628,285)	$--

Other financial instruments include futures, written options, swaps and forward currency contracts.

The following is a reconciliation of Level 3 assets as of January 31, 2010:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	October 31,	discounts/	Realized	appreciation	purchases/	and/or out	January
	2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2010

Mortgage-backed securities	$--	--	--	7,853	309,247	--	$317,100

Totals:	$--	$--	$--	$7,853	$309,247	$--	$317,100

† Includes $7,853 related to Level 3 securities still held at period end.

Market Values of Derivative Instruments as of January 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$3,678	$11,100

Foreign exchange contracts	1,130	2,742

Interest rate contracts	127,083	4,872,098

Total	$131,891	$4,885,940

300 Fund

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$7,228,040	$--

Corporate bonds and notes	--	38,269,087	--

Foreign government bonds and notes	--	3,684,173	--

Mortgage-backed securities	--	181,338,604	1,295,452

U.S. Government Agency Obligations		8,505,763

U.S. Government and Agency Mortgage Obligations	--	114,123,513	--

Short-term investments	72,058,578	124,039,989	--

Totals by level	$72,058,578	$477,189,169	$1,295,452

	Level 1	Level 2	Level 3

Other financial instruments:	$(465,748)	$(133,300,227)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward currency contracts.

The following is a reconciliation of Level 3 assets as of January 31, 2010:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	October 31,	discounts/	Realized	appreciation/	purchases/	and/or out	January
	2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2010

Mortgage-backed securities	$--	--	--	30,268	1,265,184	--	$1,295,452

Totals:	$--	$--	$--	$30,268	$1,265,184	$--	$1,295,452

† Includes $30,268 related to Level 3 securities still held at period end.

Market Values of Derivative Instruments as of January 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$14,061	$37,165

Foreign exchange contracts	5,553	12,082

Interest rate contracts	877,537	20,490,363

Total	$897,151	$20,539,610

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Absolute Return 500 and 700 Funds
The fund's portfolio
January 31, 2010 (Unaudited)

MORTGAGE-BACKED SECURITIES(a)	500 Fund 27.4%		700 Fund 34.2%
	Principal amount	Value	Principal amount	Value

Banc of America Commercial Mortgage,
Inc.
FRB Ser. 07-3, Class A2, 5.658s, 2049	$835,000	$860,622	$706,000	$727,664
Ser. 07-5, Class A3, 5.62s, 2051	392,000	391,470	355,000	354,520
FRB Ser. 06-1, Class A2, 5.334s, 2045	426,000	434,868	173,000	176,601
Ser. 06-5, Class A2, 5.317s, 2047	1,008,000	1,030,822	1,294,000	1,323,297
Ser. 07-1, Class XW, IO, 0.287s, 2049	5,294,335	69,799	4,700,174	61,966
Banc of America Commercial Mortgage,
Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.77s, 2035	2,831,100	36,575	2,512,690	32,461
Ser. 04-4, Class XC, IO, 0.261s, 2042	7,570,230	114,522	6,719,478	101,652
Banc of America Funding Corp. FRB Ser.
07-6, Class A1, 0.521s, 2037	949,201	645,501	1,179,103	801,845
Bear Stearns Alternate Trust FRB Ser.
06-2, Class 24A1, 5.796s, 2036	583,589	376,415	862,093	556,050
Bear Stearns Alternate Trust 144A FRB
Ser. 06-7, Class 1AE4, 5.97s, 2046	1,663,993	1,094,076	2,328,421	1,530,937
Bear Stearns Alternate Trust II FRB
Ser. 07-1, Class 1A1, 5.964s, 2047	875,569	508,685	983,015	571,109
Bear Stearns Asset Backed Securities
Trust FRB Ser. 07-AC4, Class A1,
0.531s, 2037	527,546	263,773	730,564	365,282
Bear Stearns Commercial Mortgage
Securities, Inc.
Ser. 07-PW18, Class A2, 5.613s, 2050	467,000	471,627	484,000	488,796
Ser. 05-PWR9, Class A2, 4.735s, 2042	323,000	325,707	567,000	571,751
Citigroup FRB Ser. 07-AR5, Class 1A2A,
5.58s, 2037	329,702	208,974	325,807	206,506
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-6, Class 1A3A, 5.646s, 2046	274,433	142,705	238,453	123,996
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	452,000	461,163	612,000	624,407
Ser. 06-CD2, Class A2, 5.408s, 2046	157,000	159,640	--	--
Ser. 07-CD4, Class A2B, 5.205s, 2049	796,000	813,152	666,000	680,350
Commercial Mortgage Pass-Through
Certificates Ser. 06-C8, Class A2B,
5.248s, 2046	278,000	281,288	380,000	384,495
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A5, 6s, 2037	467,192	329,371	615,308	433,792
Ser. 06-41CB, Class 1A7, 6s, 2037	532,956	362,410	698,989	475,313
Ser. 06-2CB, Class A11, 6s, 2036	136,857	87,332	130,608	83,344
Ser. 05-80CB, Class 2A1, 6s, 2036	219,347	155,805	209,012	148,464
Ser. 05-50CB, Class 3A1, 6s, 2035	583,902	344,561	862,234	508,804
Ser. 07-2CB, Class 1A9, 5 3/4s, 2037	742,572	558,117	1,003,097	753,927
FRB Ser. 05-9CB, Class 1A1, 0.731s, 2035	479,943	352,949	664,796	488,889
FRB Ser. 06-23CBC, Class 2A5, 0.631s,
2036	247,665	123,832	254,878	127,439
FRB Ser. 06-18CB, Class A7, 0.581s, 2036	644,008	392,845	855,171	521,654
FRB Ser. 06-24CB, Class A13, 0.581s,
2036	419,890	261,644	526,737	328,223
FRB Ser. 07-HY7C, Class A1, 0.371s, 2037	197,570	97,303	178,527	87,924
Countrywide Home Loans FRB Ser.
06-HYB2, Class 2A1B, 5.449s, 2036	1,207,002	772,481	1,580,197	1,011,326
Countrywide Home Loans 144A
Ser. 06-R1, Class AS, IO, 5.644s, 2036	271,602	29,876	243,969	26,836
Ser. 05-R3, Class AS, IO, 5.571s, 2035	2,162,079	243,140	3,696,260	415,669
IFB Ser. 05-R2, Class 1AS, IO, 5.32s,
2035	1,864,888	202,322	3,188,230	345,891
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.216s, 2041	275,000	281,091	242,000	247,360
Ser. 07-1, Class 1A1A, 5.942s, 2037	154,245	97,175	204,585	128,888
FRB Ser. 07-C4, Class A2, 5.808s, 2039	165,000	168,513	145,000	148,087
Ser. 07-C5, Class A2, 5.589s, 2040	258,000	265,361	318,000	327,073
Ser. 07-C2, Class A2, 5.448s, 2049	893,000	912,815	981,000	1,002,768
Ser. 06-C5, Class A2, 5.246s, 2039	1,326,000	1,361,127	1,587,000	1,629,042
CS First Boston Mortgage Securities
Corp. FRB Ser. 05-C4, Class A3, 5.12s,
2038	1,083,000	1,100,764	1,292,000	1,313,192
CS First Boston Mortgage Securities
Corp. 144A Ser. 04-C4, Class AX, IO,
0.405s, 2039	3,035,308	67,718	2,694,362	60,111
CWCapital Cobalt Ser. 07-C2, Class A2,
5.334s, 2047	208,000	211,259	243,000	246,808
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.421s, 2037	471,894	254,823	540,042	291,623
Fannie Mae
IFB Ser. 05-74, Class NK, 26.347s, 2035	100,464	135,344	99,590	134,167
IFB Ser. 09-46, Class SB, IO, 7.069s,
2039	666,773	70,021	585,126	61,446
IFB Ser. 09-46, Class SC, IO, 7.069s,
2039	667,464	70,107	585,733	61,522
IFB Ser. 06-65, Class PS, IO, 6.989s,
2036	4,835,883	797,226	4,875,363	803,734
IFB Ser. 04-W2, Class 1A3S, IO, 6.919s,
2044	66,949	4,728	56,744	4,008
IFB Ser. 08-10, Class WI, IO, 6.769s,
2038	592,302	61,244	519,781	53,745
IFB Ser. 09-85, Class JS, IO, 6.519s,
2039	5,933,381	872,794	13,905,617	2,045,502
IFB Ser. 07-2, Class SM, IO, 6.519s,
2037	660,334	71,708	586,538	63,694
IFB Ser. 05-90, Class GS, IO, 6.519s,
2035	259,873	39,713	239,106	36,539
IFB Ser. 05-18, Class SK, IO, 6.519s,
2035	251,438	25,048	232,007	23,112
IFB Ser. 05-59, Class KS, IO, 6.469s,
2035	161,027	22,493	5,622,813	785,437
IFB Ser. 05-57, Class CI, IO, 6.469s,
2035	770,266	114,127	1,027,021	152,170
IFB Ser. 05-104, Class SI, IO, 6.469s,
2033	1,290,644	184,796	1,098,683	157,311
IFB Ser. 05-92, Class SC, IO, 6.449s,
2035	489,111	69,383	429,427	60,916
IFB Ser. 05-73, Class SD, IO, 6.449s,
2035	100,060	17,645	91,868	16,200
IFB Ser. 07-68, Class SA, IO, 6.419s,
2037 (F)	740,880	89,293	890,337	107,306
IFB Ser. 08-10, Class PI, IO, 6.419s,
2037	1,015,729	149,655	891,345	131,329
IFB Ser. 05-51, Class WS, IO, 6.399s,
2035	268,033	42,652	238,004	37,873

IFB Ser. 06-95, Class ST, IO, 6.369s,
2036	136,850	17,043	121,592	15,143
IFB Ser. 06-36, Class PS, IO, 6.369s,
2036	368,079	54,282	326,979	48,221
IFB Ser. 07-102, Class SA, IO, 6.169s,
2037	604,495	60,245	530,511	52,871
IFB Ser. 09-43, Class SB, IO, 6.099s,
2039	113,732	16,544	104,485	15,199
IFB Ser. 08-11, Class SC, IO, 6.049s,
2038	303,988	41,303	280,410	38,099
IFB Ser. 09-106, Class SL, IO, 6.019s,
2040	210,365	27,087	186,550	24,020
IFB Ser. 09-111, Class SE, IO, 6.019s,
2040	1,481,323	164,822	1,780,895	198,155
IFB Ser. 08-62, Class SN, IO, 5.969s,
2038	708,243	60,594	621,504	53,173
IFB Ser. 09-47, Class SA, IO, 5.869s,
2039 (F)	3,898,937	478,910	3,421,845	420,308
IFB Ser. 09-37, Class KI, IO, 5.769s,
2039	1,416,000	192,938	1,243,000	169,365
IFB Ser. 08-57, Class SE, IO, 5.769s,
2037	1,460,113	147,218	1,754,292	176,879
Ser. 06-W3, Class 1AS, IO, 5.758s, 2046	139,818	16,811	327,288	39,351
Ser. 06-W2, Class 1AS, IO, 5.741s, 2036	1,048,691	125,645	2,097,921	251,354
Ser. 09-86, Class XI, IO, 5 1/2s, 2039	3,139,086	589,263	2,754,877	517,140
Ser. 385, Class 11, IO, 5 1/2s, 2037	4,069,404	684,067	5,419,927	911,090
Ser. 07-W1, Class 1AS, IO, 5.496s, 2046	2,056,430	226,235	2,741,472	301,599
IFB Ser. 05-W2, Class A2, IO, 4.979s,
2035	672,582	56,120	1,149,831	95,941
Ser. 03-W12, Class 1IO2, IO, 1.984s,
2043	375,487	22,285	1,062,177	63,041
Ser. 98-W2, Class X, IO, 1.248s, 2028	757,421	30,439	643,198	25,848
Ser. 98-W5, Class X, IO, 1.147s, 2028	321,698	12,152	273,183	10,319
FRB Ser. 05-115, Class DF, 1.131s, 2033	69,183	68,613	--	--
FRB Ser. 07-80, Class F, 0.931s, 2037
(F)	130,752	126,159	--	--
FRB Ser. 06-61, Class TF, 0.831s, 2036	218,535	218,451	512,047	511,850
FRB Ser. 06-3, Class FY, 0.731s, 2036
(F)	207,024	204,698	177,583	175,589
FRB Ser. 05-51, Class CF, 0.531s, 2035	75,277	75,224	74,300	74,247
Ser. 03-W1, Class 2A, IO, 0.109s, 2042	1,123,055	3,883	953,830	3,298
Federal Home Loan Mortgage Corp.
Structured Pass Through Securities Ser.
T-8, Class A9, IO, 0.479s, 2028	454,396	5,797	385,896	4,923
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 3ASI, IO, 7.269s,
2043	137,055	20,279	234,321	34,671
Ser. T-59, Class 1AX, IO, 0.271s, 2043	955,373	7,598	811,264	6,452
Ser. T-48, Class A2, IO, 0.212s, 2033	1,295,565	8,081	1,100,164	6,862
FRB Ser. T-54, Class 2A, IO, 0.084s,
2043	537,391	1,498	456,385	1,272
Freddie Mac
IFB Ser. 3151, Class SI, IO, 6.917s,
2036	577,456	103,130	493,213	88,085
IFB Ser. 2779, Class YS, IO, 6.917s,
2033	481,228	64,593	427,758	57,416
IFB Ser. 2645, Class ST, IO, 6.917s,
2031	9,389,244	847,218	9,640,024	869,847
IFB Ser. 3208, Class PS, IO, 6.867s,
2036	3,318,610	573,368	3,332,288	575,731
IFB Ser. 2628, Class S, IO, 6.867s, 2032	8,100,783	1,056,613	8,317,055	1,084,822
IFB Ser. 3050, Class SI, IO, 6.517s,
2034	5,061,738	808,099	5,047,250	805,786
IFB Ser. 3123, Class LI, IO, 6.467s,
2036	793,299	136,658	526,747	90,741
IFB Ser. 3117, Class SI, IO, 6.467s,
2036	5,943,145	897,972	7,097,228	1,072,347
IFB Ser. 2990, Class SE, IO, 6.467s,
2035	5,131,098	771,882	4,664,490	701,689
IFB Ser. 3107, Class DC, IO, 6.467s,
2035	2,219,310	357,202	1,764,825	284,052
IFB Ser. 2990, Class SR, IO, 6.417s,
2035	3,524,865	485,946	4,033,800	556,109
IFB Ser. 3210, Class SA, IO, 6.367s,
2036	326,519	37,322	290,355	33,189
IFB Ser. 3055, Class MS, IO, 6.367s,
2035	4,330,009	670,578	4,954,656	767,316
IFB Ser. 2866, Class GS, IO, 6.367s,
2034	3,186,893	360,642	2,966,692	335,723
IFB Ser. 3387, Class PS, IO, 6.347s,
2037	645,292	92,759	860,389	123,678
IFB Ser. 3206, Class ES, IO, 6.317s,
2036	142,183	16,922	126,443	15,049
IFB Ser. 3346, Class SC, IO, 6.317s,
2033	4,352,774	645,641	3,751,605	556,471
IFB Ser. 3346, Class SB, IO, 6.317s,
2033	3,131,390	464,273	2,721,319	403,474
IFB Ser. 3389, Class SC, IO, 6.147s,
2037	2,470,397	301,253	4,423,698	539,449
IFB Ser. 3242, Class SD, IO, 6.057s,
2036	621,740	70,389	552,339	62,532
IFB Ser. 3201, Class IN, IO, 6.017s,
2036	1,604,000	271,725	1,408,000	238,521
IFB Ser. 3617, Class BS, IO, 5.987s,
2039	1,491,214	172,422	1,790,836	207,065
IFB Ser. 3476, Class S, IO, 5.867s, 2038	816,557	78,148	725,336	69,418
IFB Ser. 3530, Class CS, IO, 5.817s,
2039	23,251,289	2,867,777	23,187,095	2,859,859
IFB Ser. 3549, Class SA, IO, 5.567s,
2039	1,406,492	153,308	1,817,689	198,128
IFB Ser. 3508, Class SB, IO, 5.517s,
2039	5,172,635	599,519	12,119,932	1,404,724
IFB Ser. 3423, Class GS, IO, 5.417s,
2038	4,750,340	447,655	4,170,128	392,978
IFB Ser. 3423, Class SG, IO, 5.417s,
2038	306,327	29,392	272,375	26,134
IFB Ser. 3501, Class SE, IO, 5.267s,
2039	7,839,688	700,198	10,130,156	904,770
IFB Ser. 3607, Class SB, IO, 5.019s,
2036	5,068,000	691,662	4,448,000	607,047
FRB Ser. 2634, Class LF, 1.531s, 2033
(F)	88,455	87,433	--	--
FRB Ser. 3190, Class FL, 1.033s, 2032	136,974	136,222	--	--
FRB Ser. 3059, Class FD, 0.931s, 2035	86,064	85,982	70,803	70,735
FRB Ser. 3035, Class NF, 0.931s, 2035
(F)	375,620	368,548	308,843	303,029
FRB Ser. 3350, Class FK, 0.833s, 2037

(F)	123,902	120,689	--	--
FRB Ser. 3192, Class FE, 0.833s, 2036
(F)	82,998	82,980	68,306	68,291
FRB Ser. 3237, Class FT, 0.731s, 2036	45,014	44,986	37,044	37,021
Ser. 3290, Class DO, PO, zero %, 2036
(F)	24,631	24,618	21,452	21,441
Ser. 3073, Class TO, PO, zero %, 2034
(F)	16,970	16,596	16,970	16,596
GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	914,000	899,481	1,009,000	992,972
Ser. 07-C1, Class A2, 5.417s, 2049	1,371,000	1,396,918	--	--
FRB Ser. 06-C1, Class A2, 5.337s, 2044	942,000	958,381	1,127,000	1,146,599
GE Capital Commercial Mortgage Corp.
144A Ser. 05-C2, Class XC, IO, 0.15s,
2043	22,041,094	145,284	19,563,597	128,953
Government National Mortgage Association
IFB Ser. 02-66, Class SA, IO, 7.417s,
2025	3,612,150	596,112	4,811,237	793,998
IFB Ser. 09-79, Class AI, IO, 7.169s,
2039	511,718	61,166	454,436	54,319
IFB Ser. 04-11, Class SB, IO, 6.967s,
2034	1,162,252	174,743	1,019,981	153,353
IFB Ser. 05-68, Class SN, IO, 6.967s,
2034	163,810	20,737	151,022	19,118
IFB Ser. 03-83, Class SD, IO, 6.867s,
2033	1,019,421	135,710	1,317,255	175,360
IFB Ser. 04-96, Class KS, IO, 6.769s,
2034	78,334	12,253	72,308	11,310
IFB Ser. 06-16, Class GS, IO, 6.759s,
2036	180,992	23,112	694,533	88,689
IFB Ser. 09-76, Class SA, IO, 6.667s,
2039	3,353,672	449,300	4,104,754	549,925
IFB Ser. 09-87, Class IW, IO, 6.619s,
2034	185,438	28,486	185,438	28,486
IFB Ser. 09-106, Class XI, IO, 6.569s,
2037	2,101,543	253,496	1,949,191	235,118
IFB Ser. 05-13, Class SA, IO, 6.569s,
2035	1,871,439	278,402	2,418,270	359,751
IFB Ser. 07-18, Class S, IO, 6.567s,
2037	11,140,868	1,690,627	11,110,224	1,685,976
IFB Ser. 09-61, Class ES, IO, 6.519s,
2039	1,023,897	106,057	909,606	94,219
IFB Ser. 09-87, Class SI, IO, 6.519s,
2035	299,639	44,361	276,518	40,938
IFB Ser. 04-104, Class IS, IO, 6.519s,
2034	250,321	31,687	230,703	29,203
IFB Ser. 07-35, Class PY, IO, 6.517s,
2037	2,040,376	277,273	1,741,841	236,704
Ser. 10-14, Class SA, 6 1/2s, 2040 (FWC)	248,000	43,013	220,000	38,156
Ser. 10-14, Class SB, 6 1/2s, 2040 (FWC)	104,000	14,251	100,000	13,703
Ser. 10-14, Class SC, 6 1/2s, 2040 (FWC)	374,000	47,568	333,000	42,353
Ser. 10-14, Class SD, 6 1/2s, 2040 (FWC)	240,000	21,188	213,000	18,804
Ser. 10-14, Class SE, 6 1/2s, 2040 (FWC)	147,000	13,666	131,000	12,179
IFB Ser. 07-41, Class SL, IO, 6.469s,
2037	47,999	5,610	47,999	5,610
IFB Ser. 06-25, Class SI, IO, 6.469s,
2036	369,443	44,797	328,241	39,801
IFB Ser. 07-37, Class SU, IO, 6.457s,
2037	365,375	50,438	336,492	46,451
IFB Ser. 07-37, Class YS, IO, 6.437s,
2037	216,740	28,109	199,782	25,909
IFB Ser. 07-16, Class KU, IO, 6.419s,
2037	1,047,850	134,995	940,955	121,223
IFB Ser. 07-16, Class PU, IO, 6.419s,
2037	154,956	19,307	137,974	17,191
IFB Ser. 09-106, Class LP, IO, 6.379s,
2036	1,091,369	122,543	1,006,091	112,968
IFB Ser. 09-106, Class CM, IO, 6.367s,
2034	6,677,647	868,141	6,209,750	807,311
IFB Ser. 03-110, Class S, IO, 6.367s,
2033	461,858	62,443	405,303	54,797
IFB Ser. 08-6, Class TI, IO, 6.367s,
2032	149,068	15,363	137,452	14,166
IFB Ser. 06-34, Class PS, IO, 6.359s,
2036	139,639	15,375	127,497	14,038
IFB Ser. 04-40, Class SA, IO, 6.317s,
2034	3,394,398	461,824	3,394,398	461,824
IFB Ser. 03-11, Class S, IO, 6.317s,
2033	7,842,649	1,012,142	9,366,059	1,208,748
IFB Ser. 08-1, Class AS, IO, 6.269s,
2038	2,299,513	235,563	2,971,408	304,393
IFB Ser. 06-38, Class SW, IO, 6.269s,
2036	442,963	42,589	408,774	39,302
IFB Ser. 08-11, Class SA, IO, 6.259s,
2038	3,809,244	390,118	6,820,960	698,558
IFB Ser. 07-59, Class SD, IO, 6.239s,
2037	4,581,873	369,610	5,657,731	456,397
IFB Ser. 10-2, Class S, IO, 6.219s, 2040	2,230,000	273,175	1,960,000	240,100
IFB Ser. 07-35, Class KY, IO, 6.217s,
2037	3,050,453	300,145	3,727,024	366,715
IFB Ser. 08-40, Class SC, IO, 6.117s,
2038	6,461,262	836,683	5,873,677	760,595
IFB Ser. 09-102, Class SA, IO, 6.097s,
2039	1,525,999	155,700	1,339,597	136,681
IFB Ser. 09-92, Class SJ, IO, 6.087s,
2039	6,380,068	620,902	10,529,349	1,024,706
IFB Ser. 09-110, Class NS, IO, 6.069s,
2039	2,754,621	270,644	2,417,585	237,530
IFB Ser. 05-92, Class SP, IO, 6.069s,
2035	997,760	101,266	919,761	93,350
IFB Ser. 09-92, Class SL, IO, 6.067s,
2039	4,239,614	403,317	3,720,846	353,966
IFB Ser. 09-58, Class AS, IO, 6.019s,
2039	3,746,658	449,168	6,707,574	804,137
IFB Ser. 09-88, Class SJ, IO, 6.017s,
2039	1,836,403	231,495	4,303,897	542,546
IFB Ser. 09-88, Class SK, IO, 6.017s,
2039 (F)	3,730,291	351,814	3,273,802	308,761
IFB Ser. 09-61, Class WQ, IO, 6.017s,
2035	1,992,371	286,371	3,566,896	512,682
IFB Ser. 05-66, Class S, IO, 6.017s,
2035	723,915	99,666	667,417	91,887
IFB Ser. 07-26, Class SW, IO, 5.969s,
2037	4,891,502	465,110	6,320,611	600,997
IFB Ser. 07-20, Class SA, IO, 5.969s,
2037	3,544,375	326,329	4,579,640	421,645
IFB Ser. 07-8, Class SD, IO, 5.969s,

2037	913,023	85,261	801,202	74,819
IFB Ser. 09-76, Class CS, IO, 5.967s,
2039	4,771,479	501,005	4,841,489	508,356
IFB Ser. 07-17, Class SI, IO, 5.955s,
2037	156,209	18,648	143,984	17,189
IFB Ser. 09-106, Class SL, IO, 5.869s,
2036	1,265,553	146,769	1,168,637	135,530
IFB Ser. 04-83, Class CS, IO, 5.849s,
2034	593,430	70,286	546,808	64,764
IFB Ser. 09-106, Class ST, IO, 5.769s,
2038	1,292,725	138,883	1,191,061	127,960
IFB Ser. 07-59, Class SH, IO, 5.569s,
2037	3,131,329	240,978	4,046,166	311,381
IFB Ser. 09-106, Class WT, IO, zero %,
2037	530,328	1,990	491,524	1,845
Greenwich Capital Commercial Funding
Corp. Ser. 05-GG3, Class A2, 4.305s,
2042	564,437	566,115	450,707	452,047
GS Mortgage Securities Corp. II Ser.
06-GG6, Class A2, 5.506s, 2038	1,012,000	1,033,254	1,300,000	1,327,303
GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 0.273s, 2040	5,636,341	111,317	5,003,163	98,811
GSMPS Mortgage Loan Trust FRB Ser.
05-RP2, Class 1AF, 0.581s, 2035 (F)	392,491	317,952	446,714	361,877
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.979s, 2035	1,072,637	138,378	2,145,274	276,755
Ser. 06-RP2, Class 1AS1, IO, 5.722s,
2036	1,005,594	121,069	1,340,367	161,374
Ser. 98-2, IO, 0.978s, 2027	129,842	3,354	110,247	2,848
Ser. 98-3, IO, 0.68s, 2027	159,881	3,718	135,726	3,157
Ser. 98-4, IO, 0.644s, 2026	162,738	5,811	138,244	4,936
FRB Ser. 05-RP3, Class 1AF, 0.581s, 2035	11,963	9,570	11,963	9,570
FRB Ser. 05-RP1, Class 1AF, 0.581s, 2035	214,139	173,453	437,977	354,762
Ser. 99-2, IO, 0.4s, 2027	211,579	3,071	179,634	2,607
IndyMac Indx Mortgage Loan Trust
Ser. 07-A3, Class A1, 6 1/4s, 2037	298,753	248,532	440,660	366,585
FRB Ser. 06-AR5, Class 1A2, 5.671s, 2036	459,263	83,815	416,416	75,996
FRB Ser. 05-AR23, Class 6A1, 5.493s,
2035	1,422,006	1,077,170	1,910,967	1,447,557
FRB Ser. 05-AR15, Class A1, 5.264s, 2035	348,566	278,853	466,629	373,303
FRB Ser. 06-AR11, Class 3A1, 5.153s,
2036	434,988	209,381	603,151	290,326
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 2006-LDP7, Class A2, 6.051s, 2045	1,130,000	1,164,752	1,489,000	1,534,793
Ser. 07-LD12, Class A2, 5.827s, 2051	343,000	354,734	300,000	310,263
FRB Ser. 07-LD11, Class A2, 5.803s, 2049	1,268,000	1,310,139	1,154,000	1,192,351
FRB Ser. 07-CB19, Class A2, 5.746s, 2049	283,000	293,728	241,000	250,136
Ser. 06-CB16, Class A3B, 5.579s, 2045	751,000	750,376	892,000	891,259
Ser. 06-LDP8, Class A3B, 5.447s, 2045	368,000	369,292	369,000	370,296
Ser. 05-LDP4, Class A2, 4.79s, 2042	142,764	143,854	142,764	143,854
Ser. 06-CB16, Class X1, IO, 0.112s, 2045	12,263,865	146,670	10,885,105	130,180
LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	226,000	234,663	229,000	237,778
LB-UBS Commercial Mortgage Trust
Ser. 07-C1, Class A2, 5.318s, 2040	755,000	775,888	920,000	945,453
Ser. 07-C2, Class A2, 5.303s, 2040	913,000	933,864	1,105,000	1,130,251
Ser. 05-C7, Class A2, 5.103s, 2030	243,000	246,532	205,000	207,980
Ser. 06-C1, Class A2, 5.084s, 2031	903,000	915,733	797,000	808,239
Ser. 07-C2, Class XW, IO, 0.547s, 2040	3,645,900	80,624	3,237,480	71,592
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.399s, 2037	4,842,856	82,707	4,298,549	73,411
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.724s, 2050	1,302,000	1,352,533	1,373,000	1,426,288
Ser. 06-C1, Class A2, 5.611s, 2039	311,000	315,541	292,000	296,263
Merrill Lynch Mortgage Trust 144A Ser.
05-LC1, Class X, IO, 0.1s, 2044	11,154,745	67,291	9,900,567	59,725
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Ser. 06-1, Class A2, 5.439s, 2039	760,000	773,427	927,000	943,378
Ser. 2006-3, Class A2, 5.291s, 2046	434,000	440,157	517,000	524,334
Ser. 06-4, Class A2, 5.112s, 2049	127,000	129,764	124,000	126,698
Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049	1,194,000	1,222,203	122,000	124,882
Ser. 2006-HQ9, Class A2, 5.618s, 2044	579,000	595,655	130,000	133,740
Ser. 07-IQ13, Class A3, 5.331s, 2044	1,064,000	1,045,296	1,287,000	1,264,376
Ser. 06-T21, Class A2, 5.09s, 2052	54,000	54,620	50,000	50,574
Ser. 05-HQ6, Class A2A, 4.882s, 2042	1,524,000	1,535,528	--	--
Morgan Stanley Mortgage Loan Trust Ser.
06-6AR, Class 2A, 5.411s, 2036	411,321	259,132	423,437	266,766
Nomura Asset Acceptance Corp. 144A IFB
Ser. 04-R3, Class AS, IO, 6.819s, 2035	156,873	24,360	616,699	95,765
Opteum Mortgage Acceptance Corp. FRB
Ser. 05-5, Class 1APT, 0.511s, 2035	603,147	379,982	890,737	561,164
Residential Accredit Loans, Inc.
Ser. 06-QS17, Class A4, 6s, 2036	785,855	456,287	769,446	446,760
Ser. 06-QS13, Class 1A5, 6s, 2036	152,702	97,300	137,907	87,873
Residential Asset Securitization Trust
FRB Ser. 05-A2, Class A1, 0.731s, 2035
(F)	1,000,829	691,823	1,191,882	823,888
FRB Ser. 06-A9CB, Class A1, 0.601s, 2036	661,903	355,773	617,180	331,734
IFB Ser. 06-A9CB, Class A3, IO,
6.899s, 2036	661,295	90,928	616,613	84,784
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 05-23, Class 3A1, 6.075s, 2036	1,336,317	988,875	1,640,828	1,214,213
FRB Ser. 07-10, Class 1A1, 6s, 2037	986,418	528,504	817,578	438,043
FRB Ser. 06-4, Class 6A, 5.908s, 2036	796,192	594,407	999,432	746,138
FRB Ser. 06-9, Class 1A1, 5.587s, 2036	652,131	357,905	539,062	295,850
FRB Ser. 06-12, Class 1A1, 0.391s, 2037	310,652	170,859	282,411	155,326
Structured Asset Securities Corp. Ser.
07-4, Class 1A4, IO, 1s, 2037	86,498	3,046	203,406	7,163
Structured Asset Securities Corp. 144A
Ser. 05-RF6, Class A, IO, 5.738s, 2043	2,148,369	250,371	1,885,618	219,750
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.901s, 2051	372,000	374,155	340,000	341,970
FRB Ser. 07-C33, Class A2, 5.856s, 2051	1,023,000	1,058,495	1,218,000	1,260,261
FRB Ser. 07-C32, Class A2, 5.735s, 2049	1,512,000	1,556,874	1,416,000	1,458,025
Ser. 06-C25, Class A2, 5.684s, 2043	166,846	169,787	1,472,751	1,498,712
Ser. 06-C28, Class A3, 5.679s, 2048	922,000	896,007	1,034,000	1,004,849
Ser. 06-C27, Class A2, 5.624s, 2045	550,000	563,797	615,000	630,428
Ser. 07-C34, Class A2, 5.569s, 2046	1,039,000	1,072,098	1,177,000	1,214,494
Ser. 2006-C28, Class A2, 5 1/2s, 2048	911,000	933,605	1,092,000	1,119,096
Ser. 07-C31, Class A2, 5.421s, 2047	941,000	963,014	1,141,000	1,167,693
Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO, 0.431s,
2035	4,657,969	120,103	4,135,201	106,624
Wells Fargo Alternative Loan Trust FRB
Ser. 07-PA6, Class A1, 6.515s, 2037	383,887	230,692	318,383	191,328

Total mortgage-backed securities (cost
$84,276,624 and $92,550,131)		$90,957,006		$100,011,306

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)		500 Fund 20.4%		700 Fund 26.0%
		Principal amount	Value	Principal amount	Value

U.S. Government Agency Mortgage Obligations			20.4%		26.0%
Federal National Mortgage Association
Pass-Through Certificates
6s, TBA, February 1, 2040		$16,000,000	$17,115,000	$18,000,000	$19,254,375
5 1/2s, TBA, February 1, 2040		32,000,000	33,890,000	36,000,000	38,126,250
5s, TBA, February 1, 2040		16,000,000	16,623,750	18,000,000	18,701,719
			67,628,750		76,082,344

Total U.S. government and agency
mortgage obligations (cost $66,793,750
and $75,142,969)			$67,628,750		$76,082,344

U.S. GOVERNMENT AGENCY OBLIGATIONS(a)		500 Fund 1.3%		700 Fund 1.1%
		Principal amount	Value	Principal amount	Value

Bank of America Corp.
0.284s, FDIC guaranteed notes FRN,
Ser. BKNT, September 13, 2010		$625,000	$625,118	$315,000	$315,060
0.228s, FDIC guaranteed notes FRN,
February 5, 2010		800,000	800,008	700,000	700,007
General Electric Capital Corp. 1 5/8s,
FDIC guaranteed notes, January 7, 2011		900,000	910,270	700,000	707,988
Goldman Sachs Group, Inc (The) 1 5/8s,
FDIC guaranteed notes, July 15, 2011		900,000	911,687	700,000	709,090
JPMorgan Chase & Co. 2 5/8s, FDIC
guaranteed, December 1, 2010		900,000	917,706	700,000	713,771

Total U.S. government agency
obligations (cost $4,133,538 and
$3,121,533)			$4,164,789		$3,145,916

U.S. TREASURY OBLIGATIONS(a)		500 Fund 3.8%		700 Fund 4.3%
		Principal amount	Value	Principal amount	Value

U.S. Treasury Inflation Index Notes
3 7/8s, April 15, 2029		$2,500,115	$3,261,885	$2,500,115	$3,261,885
2 5/8s, July 15, 2017		1,983,049	2,211,298	1,983,049	2,211,298
2 3/8s, April 15, 2011		2,070,677	2,146,283	2,070,677	2,146,283
2s, January 15, 2014		2,224,349	2,374,896	2,224,349	2,374,896
1 7/8s, July 15, 2013		2,473,338	2,632,219	2,473,338	2,632,219

Total U.S. treasury obligations (cost
$12,042,879 and $12,075,054)			$12,626,581		$12,626,581

CORPORATE BONDS AND NOTES(a)		500 Fund 8.7%		700 Fund 11.8%
		Principal amount	Value	Principal amount	Value

Advertising and marketing services			0.1%		0.1%
Lamar Media Corp. company guaranty sr.
notes 9 3/4s, 2014		$240,000	$262,800	$200,000	$219,000
			262,800		219,000

Aerospace and defense			0.3%		0.5%
Alliant Techsystems, Inc. sr. sub.
notes 6 3/4s, 2016		265,000	264,338	335,000	334,163
BE Aerospace, Inc. sr. unsec. unsub.
notes 8 1/2s, 2018		180,000	188,550	305,000	319,488
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015		200,000	202,500	--	--
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 6 1/8s,
2014		--	--	175,000	177,188
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 5 7/8s,
2015		--	--	50,000	50,625
TD Funding Corp. 144A company guaranty
sr. sub. notes 7 3/4s, 2014		--	--	160,000	161,600
Transdigm, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2014		190,000	191,425	165,000	166,238
Triumph Group, Inc. 144A sr. sub. notes
8s, 2017		195,000	197,438	205,000	207,563
			1,044,251		1,416,865

Automotive			0.1%		0.3%
Affinia Group, Inc. 144A sr. notes
10 3/4s, 2016		--	--	100,000	109,500
Fiat Finance NA sr. unsec. unsub. notes
company quaranty Ser. EMTN, 5 5/8s, 2017	EUR	150,000	193,735	150,000	193,735
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 7 1/2s, 2012		$--	--	$150,000	151,960
Navistar International Corp. sr. notes
8 1/4s, 2021		260,000	261,300	330,000	331,650
			455,035		786,845

Banking			0.1%		0.1%
Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)		225,000	240,600	150,000	160,400
			240,600		160,400

Beverage			0.1%		0.1%
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016		260,000	261,300	320,000	321,600
			261,300		321,600

Biotechnology			0.1%		0.1%
Talecris Biotherapeutics Holdings Corp.
144A sr. unsec. notes 7 3/4s, 2016		195,000	198,900	200,000	204,000
			198,900		204,000

Broadcasting			0.2%		0.3%
DIRECTV Holdings, LLC company guaranty
sr. unsec. notes 7 5/8s, 2016		--	--	50,000	54,750
DIRECTV Holdings, LLC company guaranty
sr. unsec. notes 6 3/8s, 2015		240,000	248,700	180,000	186,525
DISH DBS Corp. company guaranty sr.
unsec. notes 7 7/8s, 2019		110,000	113,575	100,000	103,250
Echostar DBS Corp. company guaranty 7s,
2013		--	--	220,000	226,050
Echostar DBS Corp. sr. notes 6 3/8s,
2011		145,000	150,800	--	--

Sirius XM Radio, Inc. 144A sr. notes
9 3/4s, 2015		185,000	197,025	220,000	234,300
Umbrella Acquisition, Inc. 144A company
guaranty sr. unsec. unsub. notes
9 3/4s, 2015 (PIK)		--	--	15,000	13,200
Univision Communications, Inc. 144A sr.
sec. notes 12s, 2014		--	--	205,000	221,400
			710,100		1,039,475

Building materials			0.1%		0.2%
Building Materials Corp. company
guaranty notes 7 3/4s, 2014		150,000	155,813	240,000	249,300
HeidelbergCement AG company guaranty
sr. unsec. unsub. bonds 7 1/2s, 2020
(Germany)	EUR	--	--	15,000	20,693
HeidelbergCement AG company guaranty
unsub. notes Ser. EMTN, 5 5/8s, 2018
(Germany)	EUR	--	--	20,000	25,392
Owens Corning, Inc. company guaranty
unsec. unsub. notes 9s, 2019		$165,000	189,750	$245,000	281,750
			345,563		577,135

Cable television			0.2%		0.2%
Charter Communications Operating
LLC/Charter Communications Operating
Capital 144A company guaranty sr. notes
8s, 2012		200,000	209,000	300,000	313,500
CSC Holdings, Inc. sr. notes 6 3/4s,
2012		215,000	223,600	84,000	87,360
CSC Holdings, Inc. sr. notes Ser. B,
7 5/8s, 2011		40,000	41,600	--	--
Mediacom LLC/Mediacom Capital Corp.
144A sr. notes 9 1/8s, 2019		255,000	255,000	315,000	315,000
			729,200		715,860

Chemicals			0.2%		0.2%
Dow Chemical Co. (The) sr. unsec. FRN
2.525s, 2011		155,000	157,578	110,000	111,829
Mosaic Co. (The) 144A sr. unsec. unsub.
notes 7 5/8s, 2016		100,000	109,324	--	--
Nalco Co. 144A sr. notes 8 1/4s, 2017		250,000	265,000	290,000	307,400
Rhodia SA sr. unsec. notes FRN Ser.
REGS, 3.434s, 2013 (France)	EUR	190,000	244,336	245,000	315,065
			776,238		734,294

Coal			0.2%		0.2%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		300,000	297,000	300,000	297,000
Cloud Peak Energy Resources, LLC/Cloud
Peak Energy Finance Corp. 144A company
guaranty sr. unsec. notes 8 1/2s, 2019		195,000	202,800	205,000	213,200
Peabody Energy Corp. company guaranty
7 3/8s, 2016		110,000	116,875	15,000	15,938
Peabody Energy Corp. company guaranty
Ser. B, 6 7/8s, 2013		150,000	152,063	225,000	228,094
			768,738		754,232

Combined utilities			0.1%		0.1%
El Paso Corp. sr. unsec. notes 12s, 2013		20,000	23,725	85,000	100,831
El Paso Corp. sr. unsec. notes 7s, 2017		225,000	230,041	175,000	178,921
El Paso Corp. sr. unsec. notes Ser.
GMTN, 7 3/8s, 2012		--	--	50,000	52,816
			253,766		332,568

Commercial and consumer services			0.3%		0.4%
Aramark Corp. company guaranty 8 1/2s,
2015		190,000	190,475	195,000	195,488
Corrections Corporation of America
company guaranty sr. notes 7 3/4s, 2017		260,000	268,125	320,000	330,000
Expedia, Inc. 144A company guaranty sr.
notes 8 1/2s, 2016 (RES)		240,000	260,400	210,000	227,850
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016		225,000	239,906	215,000	229,244
Sabre Holdings Corp. sr. unsec. unsub.
notes 8.35s, 2016		--	--	170,000	158,525
Travelport LLC company guaranty 9 7/8s,
2014		190,000	199,975	195,000	205,238
			1,158,881		1,346,345

Computers			0.2%		0.2%
Brocade Communications Systems, Inc.
144A sr. notes 6 7/8s, 2020		40,000	40,800	--	--
Brocade Communications Systems, Inc.
144A sr. notes 6 5/8s, 2018		30,000	30,375	--	--
Ceridian Corp. company guaranty sr.
unsec. notes 12 1/4s, 2015 (PIK)		210,000	203,700	220,000	213,400
Seagate Technology International 144A
company guaranty sr. sec. notes 10s,
2014 (Cayman Islands)		230,000	263,350	220,000	251,900
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013		190,000	193,325	240,000	244,200
			731,550		709,500

Conglomerates			--%		--%
SPX Corp. sr. unsec. notes 7 5/8s, 2014		--	--	125,000	129,688
			--		129,688

Construction			--%		0.1%
Associated Materials, LLC/Associated
Materials Finance, Inc. 144A sr. sec.
notes 9 7/8s, 2016		135,000	143,100	140,000	148,400
			143,100		148,400

Consumer			0.1%		0.1%
Jarden Corp. company guaranty sr.
unsec. notes 8s, 2016		--	--	135,000	140,738
Scotts Miracle-Gro Co. (The) company
guaranty sr. unsec. notes 7 1/4s, 2018		185,000	188,238	155,000	157,713
Visant Corp. company guaranty sr.
unsec. sub. notes 7 5/8s, 2012		125,000	125,625	135,000	135,675
			313,863		434,126

Containers			0.1%		0.2%
Ardagh Glass Finance B.V. company
guaranty sr. notes Ser. REGS, 8 7/8s,
2013 (Netherlands)	EUR	100,000	143,411	140,000	200,786
Crown Americas, LLC/Crown Americas
Capital Corp. company guaranty sr.
unsec. notes 7 3/4s, 2015		$15,000	15,413	$175,000	179,813
Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013		111,000	114,469	60,000	61,875
Owens Brockway Glass Container, Inc.
company guaranty 6 3/4s, 2014		--	--	150,000	151,500
			273,293		593,974

Electric utilities			0.3%		0.2%
Dynegy-Roseton Danskamme sec. bonds
7.27s, 2010		34,014	33,844	45,352	45,125
FirstEnergy Corp. notes Ser. B, 6.45s,
2011		11,000	11,855	7,000	7,544
NiSource Finance Corp. company guaranty
sr. unsec. unsub. notes 7 7/8s, 2010		135,000	141,588	95,000	99,636
Sierra Pacific Resources sr. unsec.
notes 8 5/8s, 2014		150,000	154,500	200,000	206,000
Sierra Pacific Resources sr. unsec.
unsub. notes 6 3/4s, 2017		145,000	146,193	170,000	171,399
Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019		275,000	342,230	125,000	155,559
			830,210		685,263

Electronics			--%		0.1%
Flextronics International, Ltd. sr.
unsec. sub. notes 6 1/2s, 2013
(Singapore)		150,000	151,500	225,000	227,250
			151,500		227,250

Energy (oil field)			0.1%		0.2%
Expro Finance Luxemburg 144A sr. notes
8 1/2s, 2016 (Luxembourg)		205,000	203,975	340,000	338,300
Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014		--	--	230,000	237,475
			203,975		575,775

Financial			0.3%		0.3%
Icahn Enterprises LP/Ichan Enterprises
Finance Corp. 144A sr. notes 8s, 2018		270,000	259,200	260,000	249,600
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015		162,000	165,645	324,000	331,290
Leucadia National Corp. sr. unsec.
notes 7s, 2013		100,000	101,750	--	--
Reynolds Group DL Escrow, Inc./Reynolds
Group Escrow, LLC 144A sr. sec. notes
7 3/4s, 2016 (Luxembourg)		195,000	196,463	200,000	201,500
Virgin Media Finance PLC company
guaranty sr. unsec. notes 8 3/4s, 2014
(United Kingdom)	EUR	21,017	30,214	31,526	45,321
Virgin Media Finance PLC 144A company
guaranty sr. notes 7s, 2018 (United
Kingdom)	GBP	145,000	228,145	100,000	157,342
			981,417		985,053

Food			0.1%		0.2%
Dole Food Co. 144A sr. sec. notes 8s,
2016		--	--	200,000	207,000
Smithfield Foods, Inc. 144A sr. sec.
notes 10s, 2014		180,000	195,975	190,000	206,863
Tyson Foods, Inc. sr. unsec. unsub.
notes 10 1/2s, 2014		230,000	265,650	285,000	329,175
			461,625		743,038

Forest products and packaging			0.1%		0.3%
Domtar Corp. company guaranty Ser. *,
7 7/8s, 2011 (Canada)		145,000	151,525	215,000	224,675
PE Paper Escrow GmbH sr. notes Ser.
REGS, 11 3/4s, 2014 (Austria)	EUR	100,000	154,017	165,000	254,127
Verso Paper Holdings, LLC/Verso Paper,
Inc. 144A sr. notes 11 1/2s, 2014		$170,000	182,750	$290,000	311,750
			488,292		790,552

Gaming and lottery			0.2%		0.4%
Ameristar Casinos, Inc. 144A company
guaranty sr. unsec. notes 9 1/4s, 2014		255,000	263,288	325,000	335,563
Harrah's Operating Co., Inc. sr. notes
11 1/4s, 2017		190,000	201,875	195,000	207,188
MGM Mirage, Inc. 144A sr. sec. notes
10 3/8s, 2014		180,000	197,550	190,000	208,525
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. Ser. EXCH,
6 5/8s, 2014		205,000	196,288	210,000	201,075
Yonkers Racing Corp. 144A sr. notes
11 3/8s, 2016		--	--	180,000	189,450
			859,001		1,141,801

Health care			0.3%		0.4%
Community Health Systems, Inc. company
guaranty 8 7/8s, 2015		250,000	258,438	310,000	320,463
HCA, Inc. sr. sec. notes 9 1/8s, 2014		250,000	260,625	265,000	276,263
HCA, Inc. 144A sr. sec. notes 8 1/2s,
2019		--	--	50,000	52,875
IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014		200,000	203,000	195,000	197,925
Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 9s, 2015		315,000	332,325	305,000	321,775
			1,054,388		1,169,301

Homebuilding			0.1%		--%
Beazer Homes USA, Inc. company guaranty
sr. unsec. notes 8 3/8s, 2012		360,000	351,000	--	--
			351,000		--

Household furniture and appliances			0.1%		0.1%
Sealy Mattress Co. 144A company
guaranty sr. sec. notes 10 7/8s, 2016		180,000	201,600	180,000	201,600

			201,600		201,600

Investment banking/Brokerage			0.1%		0.1%
E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017 (PIK)		175,000	202,125	210,000	242,550
			202,125		242,550

Machinery			0.1%		0.1%
Altra Holdings, Inc. 144A sr. notes
8 1/8s, 2016		195,000	201,338	200,000	206,500
			201,338		206,500

Manufacturing			0.1%		0.1%
General Cable Corp. company guaranty
sr. unsec. unsub. notes FRN 2.626s, 2015		300,000	266,625	485,000	431,044
			266,625		431,044

Media			0.4%		0.4%
Affinion Group, Inc. company guaranty
10 1/8s, 2013		260,000	264,225	320,000	325,200
Interpublic Group of Companies, Inc.
(The) sr. unsec. notes 10s, 2017		75,000	82,875	20,000	22,100
Interpublic Group of Companies, Inc.
(The) sr. unsec. notes 6 1/4s, 2014		231,000	225,225	234,000	228,150
Liberty Media, LLC sr. notes 5.7s, 2013		150,000	145,125	350,000	338,625
Nielsen Finance LLC/Nielsen Finance Co.
sr. notes 11 5/8s, 2014		175,000	196,000	175,000	196,000
QVC Inc. 144A sr. sec. notes 7 1/2s,
2019		150,000	153,750	--	--
WMG Holdings Corp. company guaranty sr.
unsec. disc. notes 9 1/2s, 2014		200,000	202,000	205,000	207,050
			1,269,200		1,317,125

Medical services			0.3%		0.4%
DaVita, Inc. company guaranty 6 5/8s,
2013		255,000	255,638	245,000	245,613
Omnicare, Inc. sr. sub. notes 6 7/8s,
2015		205,000	200,388	210,000	205,275
Service Corporation International sr.
notes 7s, 2017		170,000	167,875	185,000	182,688
Service Corporation International sr.
unsec. 7 3/8s, 2014		180,000	181,800	195,000	196,950
Stewart Enterprises, Inc. sr. notes
6 1/4s, 2013		200,000	195,500	--	--
Ventas Realty LP/Capital Corp. sr.
notes 6 5/8s, 2014 (R)		130,000	130,650	245,000	246,225
			1,131,851		1,076,751

Medical technology			0.1%		0.1%
Fresenius US Finance II, Inc. 144A sr.
unsec. notes 9s, 2015		235,000	263,200	185,000	207,200
			263,200		207,200

Metals			0.3%		0.5%
ArcelorMittal sr. unsec. unsub. notes
5 3/8s, 2013 (Luxembourg)		--	--	150,000	159,731
FMG Finance Pty Ltd. 144A sr. sec.
notes 10 5/8s, 2016 (Australia)		--	--	185,000	209,513
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017		235,000	255,563	225,000	244,688
SGL Carbon SE company guaranty sr. sub.
notes FRN Ser. EMTN, 1.964s, 2015
(Germany)	EUR	100,000	124,785	150,000	187,178
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012		$255,000	260,738	$215,000	219,838
Teck Resources, Ltd. sr. notes 10 1/4s,
2016 (Canada)		80,000	91,400	90,000	102,825
Teck Resources, Ltd. sr. notes 9 3/4s,
2014 (Canada)		150,000	171,375	200,000	228,500
			903,861		1,352,273

Oil and gas			0.9%		1.3%
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013		260,000	263,900	325,000	329,875
Comstock Resources, Inc. company
guaranty sr. unsub. notes 8 3/8s, 2017		260,000	267,800	185,000	190,550
Comstock Resources, Inc. sr. notes
6 7/8s, 2012		--	--	140,000	140,000
Connacher Oil and Gas, Ltd. 144A sr.
sec. notes 11 3/4s, 2014 (Canada)		230,000	253,000	295,000	324,500
Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015		265,000	264,338	330,000	329,175
Ferrellgas LP/Finance sr. notes 6 3/4s,
2014		150,000	147,750	180,000	177,300
Ferrellgas Partners LP sr. unsec. notes
Ser. UNRE, 6 3/4s, 2014		125,000	123,125	160,000	157,600
Forest Oil Corp. sr. notes 8s, 2011		240,000	250,500	230,000	240,063
Inergy LP/Inergy Finance Corp. sr.
unsec. notes 6 7/8s, 2014		270,000	269,325	380,000	379,050
Newfield Exploration Co. sr. unsec.
sub. notes 7 1/8s, 2018		--	--	135,000	137,025
Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014		260,000	262,600	195,000	196,950
OPTI Canada, Inc. 144A sr. notes 9s,
2012 (Canada)		--	--	205,000	210,125
PetroHawk Energy Corp. company guaranty
9 1/8s, 2013		210,000	218,925	310,000	323,175
PetroHawk Energy Corp. company guaranty
sr. unsec. notes 10 1/2s, 2014		35,000	38,675	--	--
Quicksilver Resources, Inc. sr. notes
11 3/4s, 2016		225,000	259,313	280,000	322,700
Range Resources Corp. company guaranty
sr. unsec. sub. notes 7 1/2s, 2017		145,000	150,438	--	--
Range Resources Corp. company guaranty
sr. unsec. sub. notes 7 1/2s, 2016		115,000	118,163	150,000	154,125
Range Resources Corp. company guaranty
sr. unsec. sub. notes 7 3/8s, 2013		--	--	170,000	173,400
Williams Cos., Inc. (The) sr. unsec.
notes 7 1/8s, 2011		--	--	100,000	109,500
			2,887,852		3,895,113

Power producers			0.3%		0.4%
AES Corp. (The) sr. notes 8 7/8s, 2011		--	--	50,000	52,000
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017		35,000	35,263	--	--

AES Corp. (The) 144A sec. notes 8 3/4s,
2013		--	--	110,000	112,200
AES Corp. (The) 144A sr. notes 9 3/4s,
2016		210,000	227,325	150,000	162,375
Calpine Corp. 144A sr. sec. notes
7 1/4s, 2017		210,000	202,125	350,000	336,875
Mirant Americas Generation, Inc. sr.
unsec. notes 8.3s, 2011		260,000	265,850	200,000	204,500
NRG Energy, Inc. company guaranty
7 1/4s, 2014		100,000	100,375	--	--
NRG Energy, Inc. sr. notes 7 3/8s, 2016		160,000	159,200	325,000	323,375
			990,138		1,191,325

Publishing			0.1%		0.1%
Belo Corp. sr. unsec. unsub. notes 8s,
2016		195,000	199,144	200,000	204,250
			199,144		204,250

Railroads			0.1%		--%
RailAmerica, Inc. company guaranty sr.
notes 9 1/4s, 2017		180,000	190,800	--	--
			190,800		--

Real estate			0.1%		0.1%
CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s,
2017		180,000	202,500	185,000	208,125
			202,500		208,125

Regional Bells			0.1%		0.2%
Cincinnati Bell, Inc. company guaranty
sr. unsec. sub. notes 8 3/8s, 2014		230,000	231,725	195,000	196,463
Qwest Corp. sr. unsec. unsub. notes
8 7/8s, 2012		185,000	198,644	230,000	246,963
Qwest Corp. sr. unsec. unsub. notes
8 3/8s, 2016		60,000	65,700	80,000	87,600
			496,069		531,026

Restaurants			0.1%		0.1%
Wendy's/Arby's Restaurants LLC company
guaranty sr. unsec. unsub. notes 10s,
2016		235,000	256,150	300,000	327,000
			256,150		327,000

Retail			0.1%		0.2%
Macy's Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011		135,000	140,569	135,000	140,569
Supervalu, Inc. sr. unsec. notes 8s,
2016		125,000	125,000	135,000	135,000
Toys R Us Property Co., LLC 144A
company guaranty sr. unsec. notes
10 3/4s, 2017		180,000	199,350	185,000	204,888
			464,919		480,457

Shipping			--%		0.1%
Trico Shipping AS 144A sr. notes
11 7/8s, 2014 (Norway)		--	--	200,000	210,000
			--		210,000

Technology			0.1%		0.2%
Amkor Technologies, Inc. sr. notes
7 3/4s, 2013		260,000	260,650	330,000	330,825
Unisys Corp. 144A company guaranty sr.
sub. notes 14 1/4s, 2015		170,000	199,750	215,000	252,625
			460,400		583,450

Technology services			0.1%		0.2%
First Data Corp. company guaranty sr.
unsec. notes 9 7/8s, 2015		215,000	191,888	225,000	200,813
Iron Mountain, Inc. company guaranty
7 3/4s, 2015		160,000	161,200	85,000	85,638
Iron Mountain, Inc. company guaranty
6 5/8s, 2016		100,000	97,000	245,000	237,650
			450,088		524,101

Telecommunications			1.0%		1.2%
CC Holdings GS V, LLC/Crown Castle GS
III Corp. 144A sr. sec. notes 7 3/4s,
2017		240,000	258,600	215,000	231,663
Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company guaranty sr.
notes 12s, 2015		200,000	201,000	205,000	206,025
Global Crossing, Ltd. 144A sr. sec.
notes 12s, 2015 (United Kingdom)		180,000	196,200	185,000	201,650
Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United
Kingdom)		200,000	205,250	205,000	210,381
Intelsat Subsidiary Holding Co., Ltd.
company guaranty sr. unsec. notes Ser.
*, 8 1/2s, 2013 (Bermuda)		255,000	257,550	385,000	388,850
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		195,000	196,219	205,000	206,281
Nextel Communications, Inc. sr. notes
Ser. E, 6 7/8s, 2013		160,000	149,400	235,000	219,431
NII Capital Corp. 144A company guaranty
sr. notes 10s, 2016		245,000	256,025	310,000	323,950
Nordic Telephone Co. Holdings ApS sec.
notes Ser. REGS, 8 1/4s, 2016 (Denmark)	EUR	100,000	147,836	150,000	221,753
PAETEC Holding Corp. company guaranty
sr. notes 8 7/8s, 2017		$190,000	192,138	$225,000	227,531
SBA Telecommunications, Inc. 144A
company guaranty sr. notes 8s, 2016		240,000	249,000	195,000	202,313
Sprint Nextel Corp. sr. unsec. notes
6s, 2016		265,000	230,550	120,000	104,400
West Corp. company guaranty 9 1/2s, 2014		195,000	195,975	220,000	221,100
Wind Acquisition Finance SA 144A sr.
notes 11 3/4s, 2017 (Netherlands)		205,000	222,938	185,000	201,188
Windstream Corp. company guaranty
8 5/8s, 2016		255,000	261,694	315,000	323,269
			3,220,375		3,489,785

Telephone			0.1%		0.2%

Cricket Communications, Inc. company
guaranty 9 3/8s, 2014	--	--	30,000	29,850
Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016	200,000	201,250	220,000	221,375
Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014	--	--	220,000	226,325
		201,250		477,550

Textiles		0.1%		0.1%
Hanesbrands, Inc. company guaranty sr.
unsec. notes FRN Ser. B, 3.831s, 2014	215,000	204,250	220,000	209,000
		204,250		209,000

Tire and rubber		--%		0.1%
Goodyear Tire & Rubber Co. (The) sr.
unsec. notes 10 1/2s, 2016	30,000	32,550	225,000	244,125
		32,550		244,125

Total corporate bonds and notes (cost
$28,317,816 and $33,737,345)		$28,744,871		$34,552,690

COMMON STOCKS(a)	500 Fund 8.6%		700 Fund 9.4%
	Shares	Value	Shares	Value

Aerospace and defense		0.4%		0.4%
Alliant Techsystems, Inc. (NON)	898	$70,915	890	$70,283
Argon ST, Inc. (NON)	1,689	42,833	1,555	39,435
L-3 Communications Holdings, Inc.	1,218	101,508	1,121	93,424
Lockheed Martin Corp.	6,031	449,430	5,926	441,606
Northrop Grumman Corp.	6,509	368,409	6,376	360,882
Raytheon Co.	2,419	126,828	2,228	116,814
		1,159,923		1,122,444

Agriculture		0.1%		0.1%
Archer Daniels Midland Co.	10,878	326,014	10,717	321,188
		326,014		321,188

Automotive		0.2%		0.2%
Ford Motor Co. (NON)	32,329	350,446	31,779	344,484
Hertz Global Holdings, Inc. (NON)	5,588	57,892	5,524	57,229
Navistar International Corp. (NON)	1,872	69,245	1,832	67,766
Oshkosh Corp.	2,339	84,368	2,299	82,925
TRW Automotive Holdings Corp. (NON)	1,026	23,629	998	22,984
		585,580		575,388

Banking		0.3%		0.3%
Bank of America Corp.	9,740	147,853	9,650	146,487
Bank of Hawaii Corp.	1,834	83,410	1,676	76,224
Commerce Bancshares, Inc.	2,327	92,103	2,287	90,519
Hudson City Bancorp, Inc.	14,535	192,879	14,320	190,026
JPMorgan Chase & Co.	4,795	186,717	4,713	183,524
Synovus Financial Corp.	17,404	48,035	17,734	48,946
Wells Fargo & Co.	5,510	156,649	5,416	153,977
Zions Bancorp.	5,565	105,568	5,470	103,766
		1,013,214		993,469

Beverage		0.1%		0.2%
Coca-Cola Co. (The)	2,650	143,763	2,605	141,321
Coca-Cola Enterprises, Inc.	6,400	129,216	6,359	128,388
Constellation Brands, Inc. Class A (NON)	4,591	73,823	4,513	72,569
PepsiCo, Inc.	1,349	80,427	1,326	79,056
		427,229		421,334

Biotechnology		0.3%		0.3%
Amgen, Inc. (NON)	10,047	587,549	9,895	578,660
Biogen Idec, Inc. (NON)	5,299	284,768	5,208	279,878
		872,317		858,538

Broadcasting		--%		--%
CBS Corp. Class B	7,772	100,492	7,640	98,785
		100,492		98,785

Building materials		--%		--%
Owens Corning, Inc. (NON)	2,558	65,817	2,515	64,711
		65,817		64,711

Cable television		0.2%		0.2%
Comcast Corp. Class A	25,809	408,556	25,439	402,699
DISH Network Corp. Class A	2,859	52,205	2,776	50,690
Liberty Global, Inc. Class A (NON)	3,464	87,916	3,466	87,967
		548,677		541,356

Chemicals		0.1%		0.1%
Ashland, Inc.	1,992	80,497	1,940	78,395
Celanese Corp. Ser. A	3,524	102,548	3,464	100,802
Eastman Chemical Co.	1,827	103,280	1,814	102,545
Lubrizol Corp. (The)	1,655	121,957	1,632	120,262
		408,282		402,004

Coal		--%		--%
Alpha Natural Resources, Inc. (NON)	1,337	54,296	1,220	49,544
Massey Energy Co.	1,025	39,483	1,004	38,674
		93,779		88,218

Combined utilities		--%		--%
El Paso Corp.	6,828	69,304	6,627	67,264
		69,304		67,264

Commercial and consumer services		0.1%		0.1%
Alliance Data Systems Corp. (NON)	1,347	80,093	1,239	73,671
Equifax, Inc.	3,364	107,648	3,307	105,824
HMS Holdings Corp. (NON)	2,655	119,714	2,445	110,245
Lender Processing Services, Inc.	2,429	94,148	2,218	85,970
		401,603		375,710

Communications equipment		0.4%		0.4%
Cisco Systems, Inc. (NON)	21,559	484,431	20,272	455,512

F5 Networks, Inc. (NON)	8,235	407,056	7,584	374,877
Harris Corp.	5,503	236,189	5,273	226,317
JDS Uniphase Corp. (NON)	7,317	57,512	7,193	56,537
Qualcomm, Inc.	850	33,312	835	32,724
		1,218,500		1,145,967

Computers		0.6%		0.7%
Apple, Inc. (NON)	1,173	225,357	1,153	221,514
EMC Corp. (NON)	18,887	314,846	17,393	289,941
Emdeon, Inc. Class A (NON)	6,123	93,376	5,639	85,995
Hewlett-Packard Co.	2,444	115,039	2,403	113,109
IBM Corp.	1,713	209,654	1,688	206,594
Juniper Networks, Inc. (NON)	10,690	265,433	9,845	244,451
Lexmark International, Inc. Class A
(NON)	2,530	65,249	2,537	65,429
NCI, Inc. (NON)	1,265	37,697	1,165	34,717
NetApp, Inc. (NON)	11,781	343,181	10,850	316,061
NetSuite, Inc. (NON)	6,056	95,624	5,577	88,061
Seagate Technology	11,436	191,324	11,233	187,928
Western Digital Corp. (NON)	5,147	195,535	5,050	191,850
		2,152,315		2,045,650

Conglomerates		0.1%		0.1%
General Electric Co.	13,867	222,981	13,631	219,186
SPX Corp.	1,358	73,930	1,348	73,385
		296,911		292,571

Consumer goods		0.3%		0.3%
Estee Lauder Cos., Inc. (The) Class A	2,367	124,315	2,326	122,162
Kimberly-Clark Corp.	6,683	396,903	6,562	389,717
Newell Rubbermaid, Inc.	3,865	52,448	3,862	52,407
Procter & Gamble Co. (The)	3,966	244,107	3,899	239,983
		817,773		804,269

Consumer services		0.1%		0.1%
Phase Forward, Inc. (NON)	6,034	88,217	5,557	81,243
SRA International, Inc. Class A (NON)	2,944	50,696	2,711	46,683
WebMD Health Corp. Class A (NON)	3,331	129,842	3,067	119,552
		268,755		247,478

Containers		0.1%		0.1%
Crown Holdings, Inc. (NON)	4,054	96,526	3,985	94,883
Pactiv Corp. (NON)	3,524	79,466	3,492	78,745
		175,992		173,628

Electric utilities		0.2%		0.2%
Constellation Energy Group, Inc.	3,262	105,297	3,207	103,522
DTE Energy Co.	2,911	122,378	2,861	120,276
Integrys Energy Group, Inc.	1,565	65,495	1,529	63,989
PPL Corp.	5,997	176,852	5,895	173,844
XCEL Energy, Inc.	7,646	158,884	7,464	155,102
		628,906		616,733

Electronics		0.4%		0.4%
FEI Co. (NON)	26,563	552,510	24,462	508,810
Intel Corp.	5,436	105,458	5,343	103,654
Jabil Circuit, Inc.	5,964	86,359	5,801	83,998
National Semiconductor Corp.	6,412	85,023	5,929	78,619
NVE Corp. (NON)	1,123	46,829	1,034	43,118
QLogic Corp. (NON)	3,756	64,566	3,692	63,465
Texas Instruments, Inc.	18,638	419,355	18,342	412,695
		1,360,100		1,294,359

Energy (oil field)		--%		--%
Rowan Cos., Inc. (NON)	1,444	31,017	1,437	30,867
Schlumberger, Ltd.	657	41,693	645	40,932
		72,710		71,799

Engineering and construction		--%		--%
Stanley, Inc. (NON)	1,482	38,799	1,365	35,736
		38,799		35,736

Environmental		--%		--%
Nalco Holding Co.	3,655	86,185	3,592	84,699
		86,185		84,699

Financial		0.1%		0.1%
Intercontinental Exchange, Inc. (NON)	2,139	204,232	2,102	200,699
		204,232		200,699

Food		0.1%		0.1%
Dean Foods Co. (NON)	4,285	75,545	4,212	74,258
Kellogg Co.	4,650	253,053	4,571	248,754
		328,598		323,012

Forest products and packaging		0.1%		0.1%
MeadWestvaco Corp.	4,226	101,720	4,154	99,987
Plum Creek Timber Company, Inc. (R)	1,687	61,019	1,658	59,970
Temple-Inland, Inc.	3,020	52,457	2,969	51,572
		215,196		211,529

Health care		--%		--%
Tenet Healthcare Corp. (NON)	8,726	48,342	8,839	48,968
		48,342		48,968

Health-care services		0.5%		0.5%
Allscripts-Misys Healthcare Solutions,
Inc. (NON)	5,867	96,571	5,403	88,933
AmerisourceBergen Corp.	4,632	126,268	4,553	124,115
athenahealth, Inc. (NON)	2,868	112,827	2,641	103,897
Cerner Corp. (NON)	1,712	129,513	1,576	119,224
Computer Programs & Systems, Inc.	1,598	60,133	1,472	55,391
Eclipsys Corp. (NON)	5,635	93,992	5,190	86,569
Lincare Holdings, Inc. (NON)	1,325	48,787	1,294	47,645
McKesson Corp.	5,829	342,862	5,595	329,098
Medco Health Solutions, Inc. (NON)	5,832	358,551	5,741	352,957
Quality Systems, Inc.	1,738	89,577	1,601	82,516

Universal Health Services, Inc. Class B	1,758	51,263	1,736	50,622
		1,510,344		1,440,967

Household furniture and appliances		--%		--%
Whirlpool Corp.	1,026	77,135	1,005	75,556
		77,135		75,556

Insurance		0.1%		0.1%
Allied World Assurance Company
Holdings, Ltd. (Bermuda)	660	29,542	676	30,258
Aspen Insurance Holdings, Ltd. (Bermuda)	1,124	29,932	1,105	29,426
Endurance Specialty Holdings, Ltd.
(Bermuda)	703	25,322	691	24,890
Fidelity National Financial, Inc.
Class A	3,198	41,254	3,144	40,558
Hartford Financial Services Group, Inc.
(The)	3,868	92,793	3,790	90,922
Principal Financial Group	4,054	93,445	3,950	91,048
Travelers Cos., Inc. (The)	1,049	53,153	986	49,961
		365,441		357,063

Investment banking/Brokerage		0.3%		0.3%
Affiliated Managers Group (NON)	1,499	90,794	1,474	89,280
Ameriprise Financial, Inc.	7,180	274,563	7,058	269,898
BlackRock, Inc.	650	138,983	638	136,417
Goldman Sachs Group, Inc. (The)	336	49,970	332	49,375
T. Rowe Price Group, Inc.	6,735	334,191	6,621	328,534
		888,501		873,504

Manufacturing		0.1%		0.1%
Dover Corp.	4,353	186,657	4,279	183,484
Leggett & Platt, Inc.	2,366	43,203	2,326	42,473
Thomas & Betts Corp. (NON)	1,560	52,666	1,542	52,058
		282,526		278,015

Media		0.1%		0.1%
Time Warner, Inc.	11,671	320,369	11,439	314,001
		320,369		314,001

Medical technology		--%		--%
CareFusion Corp. (NON)	3,193	82,220	3,139	80,829
		82,220		80,829

Natural gas utilities		--%		0.1%
Atmos Energy Corp.	1,875	51,788	1,843	50,904
ONEOK, Inc.	2,016	85,055	1,982	83,621
		136,843		134,525

Oil and gas		0.6%		0.7%
Chevron Corp.	9,412	678,793	9,239	666,317
ConocoPhillips	8,786	421,728	8,636	414,528
Ensco International PLC ADR (United
Kingdom)	1,394	54,408	1,370	53,471
Exxon Mobil Corp.	8,097	521,690	7,959	512,798
Marathon Oil Corp.	5,084	151,554	5,000	149,050
Occidental Petroleum Corp.	254	19,898	250	19,585
Patterson-UTI Energy, Inc.	2,142	32,901	2,105	32,333
Whiting Petroleum Corp. (NON)	577	38,405	567	37,740
Williams Cos., Inc. (The)	4,829	100,636	4,746	98,907
		2,020,013		1,984,729

Pharmaceuticals		0.5%		0.5%
Abbott Laboratories	1,022	54,105	1,005	53,205
Bristol-Myers Squibb Co.	23,506	572,606	20,339	495,458
Endo Pharmaceuticals Holdings, Inc.
(NON)	4,246	85,387	4,174	83,939
Johnson & Johnson	3,640	228,810	3,578	224,913
Merck & Co., Inc.	3,017	115,189	2,965	113,204
Mylan, Inc. (NON)	7,686	140,116	7,571	138,019
Perrigo Co.	2,519	111,541	2,476	109,637
Pfizer, Inc.	10,023	187,029	9,853	183,857
		1,494,783		1,402,232

Power producers		--%		--%
Mirant Corp. (NON)	3,062	43,082	3,010	42,351
		43,082		42,351

Publishing		0.1%		0.1%
Gannett Co., Inc.	3,556	57,429	3,496	56,460
R. R. Donnelley & Sons Co.	5,206	103,183	5,178	102,628
		160,612		159,088

Real estate		0.1%		0.1%
Annaly Capital Management, Inc. (R)	5,241	91,089	5,152	89,542
Host Marriott Corp. (R)	6,352	67,331	6,244	66,186
Jones Lang LaSalle, Inc.	488	27,821	483	27,536
Public Storage (R)	1,318	104,359	1,205	95,412
UDR, Inc. (R)	1,911	29,735	1,879	29,237
		320,335		307,913

Regional Bells		0.1%		0.1%
AT&T, Inc.	7,425	188,298	7,299	185,103
Verizon Communications, Inc.	2,232	65,665	2,194	64,547
		253,963		249,650

Restaurants		--%		--%
Brinker International, Inc.	1,719	28,054	1,690	27,581
McDonald's Corp.	423	26,408	416	25,971
		54,462		53,552

Retail		0.2%		0.3%
Amazon.com, Inc. (NON)	1,243	155,885	1,144	143,469
Autonation, Inc. (NON)	1,327	23,886	1,304	23,472
Dollar Tree, Inc. (NON)	1,302	64,475	1,280	63,386
GameStop Corp. Class A (NON)	2,461	48,654	2,419	47,824
Limited Brands, Inc.	3,538	67,293	3,478	66,152
Macy's, Inc.	5,539	88,236	5,445	86,739

PETsMART, Inc.	1,912	49,234	1,879	48,384
Safeway, Inc.	8,356	187,592	8,214	184,404
Wal-Mart Stores, Inc.	2,359	126,041	2,319	123,904
		811,296		787,734

Semiconductor		0.2%		0.2%
Veeco Instruments, Inc. (NON)	16,774	533,749	15,448	491,555
		533,749		491,555

Shipping		--%		--%
Ryder System, Inc.	1,616	58,822	1,618	58,895
		58,822		58,895

Software		0.8%		0.9%
Adobe Systems, Inc. (NON)	6,430	207,689	5,922	191,281
Akamai Technologies, Inc. (NON)	12,404	306,379	11,423	282,148
ArcSight, Inc. (NON)	2,716	64,505	2,501	59,399
BMC Software, Inc. (NON)	4,201	162,327	4,129	159,545
Citrix Systems, Inc. (NON)	9,371	389,365	8,630	358,577
Concur Technologies, Inc. (NON)	6,166	244,482	5,679	225,172
Mantech International Corp. Class A
(NON)	1,434	68,703	1,320	63,241
McAfee, Inc. (NON)	2,320	87,464	2,137	80,565
Microsoft Corp.	11,254	317,138	11,063	311,755
Omnicell, Inc. (NON)	6,586	78,900	6,065	72,659
Oracle Corp.	2,698	62,216	2,663	61,409
Symantec Corp. (NON)	23,773	402,952	22,927	388,613
VMware, Inc. Class A (NON)	6,647	301,840	6,211	282,042
		2,693,960		2,536,406

Staffing		--%		--%
Hewitt Associates, Inc. Class A (NON)	2,096	82,750	2,061	81,368
		82,750		81,368

Technology		--%		0.1%
CACI International, Inc. Class A (NON)	1,275	61,162	1,174	56,317
Tech Data Corp. (NON)	1,535	62,551	1,526	62,185
		123,713		118,502

Technology services		0.4%		0.5%
3PAR, Inc. (NON)	9,958	96,294	9,170	88,674
Check Point Software Technologies
(Israel) (NON)	3,807	121,729	3,506	112,122
Google, Inc. Class A (NON)	491	259,945	470	248,827
HealthStream, Inc. (NON)	11,106	43,869	10,228	40,401
SAIC, Inc. (NON)	5,503	100,870	5,068	92,896
Salesforce.com, Inc. (NON)	6,460	410,533	5,949	378,059
Sourcefire, Inc. (NON)	2,869	59,819	2,642	55,086
VeriSign, Inc. (NON)	4,268	97,780	3,930	90,036
Western Union Co. (The)	14,365	266,327	14,155	262,434
		1,457,166		1,368,535

Telecommunications		0.1%		0.1%
Applied Signal Technology, Inc.	1,577	28,055	1,453	25,849
Sprint Nextel Corp. (NON)	78,295	256,808	76,651	251,415
		284,863		277,264

Telephone		--%		--%
TW Telecom, Inc. (NON)	5,501	84,770	5,360	82,598
		84,770		82,598

Textiles		--%		--%
Hanesbrands, Inc. (NON)	1,446	33,215	1,443	33,146
Phillips-Van Heusen Corp.	863	33,907	849	33,357
		67,122		66,503

Tobacco		--%		--%
Philip Morris International, Inc.	1,652	75,183	1,623	73,863
		75,183		73,863

Toys		--%		--%
Mattel, Inc.	4,601	90,732	4,522	89,174
		90,732		89,174

Waste Management		0.1%		0.1%
Republic Services, Inc.	7,280	195,031	7,156	191,709
		195,031		191,709

Total common stocks (cost $28,812,150
and $27,843,497)		$28,555,331		$27,505,587

COMMODITY LINKED NOTES(a)	500 Fund 3.1%		700 Fund 2.9%
	Principal amount	Value	Principal amount	Value

UBS AG/Jersey Branch 144A sr. notes
zero %, 2011 (Indexed to the UBS
Bloomberg CMCI Essence Excess Return)
(United Kingdom)	$3,600	$3,626,420	$2,400	$2,417,614
UBS AG/Jersey Branch 144A sr. notes
zero %, 2011 (Indexed to the UBS
Bloomberg CMCI Essence Excess Return)
(United Kingdom)	3,361	3,385,666	2,874	2,895,092
UBS AG/Jersey Branch 144A sr. notes
zero %, 2011 (Indexed to the UBS
Bloomberg CMCI Essence Excess Return)
(United Kingdom)	3,400	3,391,519	3,300	3,291,768

Total commodity linked notes (cost
$10,338,317 and $8,556,978)		$10,403,605		$8,604,474

ASSET-BACKED SECURITIES(a)	500 Fund 1.2%		700 Fund 1.5%
	Principal amount	Value	Principal amount	Vlaue

Conseco Finance Securitizations Corp.
Ser. 00-6, Class A5, 7.27s, 2031	$262,927	$265,556	$275,537	$278,293
Ser. 01-3, Class A4, 6.91s, 2033	802,731	816,779	979,110	996,244
GSAA Home Equity Trust
FRB Ser. 07-5, Class 2A1A, 0.351s, 2047	283,174	184,373	260,434	169,567
FRB Ser. 07-4, Class A1, 0.331s, 2037	415,298	210,133	617,002	312,191
FRB Ser. 06-17, Class A1, 0.291s, 2036	688,618	392,513	852,876	486,139
FRB Ser. 06-16, Class A1, 0.291s, 2036
(F)	1,408,553	785,268	1,885,558	1,051,199

GSAMP Trust FRB Ser. 07-HE2, Class A2A,
0.351s, 2047	122,949	110,040	102,981	92,168
HSI Asset Securitization Corp. Trust
FRB Ser. 06-HE1, Class 2A1, 0.281s, 2036	142,147	96,305	128,501	87,059
Securitized Asset Backed Receivables,
LLC
FRB Ser. 07-BR5, Class A2A, 0.361s, 2037	70,691	48,600	72,289	49,699
FRB Ser. 07-BR4, Class A2A, 0.321s, 2037	624,869	399,916	488,622	312,718
WAMU Asset-Backed Certificates
FRB Ser. 07-HE2, Class 2A1, 0.341s, 2037	435,941	270,828	323,969	201,266
FRB Ser. 07-HE1, Class 2A1, 0.281s, 2037	531,660	344,250	485,606	314,430

Total asset-backed securities (cost
$3,737,769 and $4,175,643)		$3,924,561		$4,350,973

INVESTMENT COMPANIES(a)	500 Fund 0.0%		700 Fund 0.0%
	Shares	Value	Shares	Value

Harris & Harris Group, Inc. (NON)	26,968	$108,951	24,835	$100,333

Total investment companies (cost
$127,432 and $117,353)		$108,951		$100,333

CONVERTIBLE BONDS AND NOTES(a)	500 Fund 0.1%		700 Fund 0.1%
	Principal amount	Value	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr.
unsec. notes 6s, 2015	$220,000	$201,300	$230,000	$210,450

Total convertible bonds and notes (cost
$199,449 and $208,515)		$201,300		$210,450

SHORT-TERM INVESTMENTS(a)	500 Fund 48.1%		700 Fund 36.2%
	Principal amount/shares	Value	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	41,489,275	$41,489,275	39,196,372	$39,196,372
U.S. Treasury Bills with effective
yields ranging from 0.26% to 0.33%,
November 18, 2010 (SEG)	$25,001	24,920	$350,999	349,878
U.S. Treasury Bills for an effective
yield of 0.20%, August 26, 2010 (SEG)	391,000	390,562	308,000	307,655
U.S. Treasury Cash Management Bills
with effective yields ranging from
0.23% to 0.34%, July 15, 2010 (SEG)	507,000	506,205	785,001	783,768
U.S. Treasury Cash Management Bills for
effective yields ranging from 0.37% to
0.45%, April 01, 2010 (SEG)	959,000	958,263	187,000	186,856
Fannie Mae Discount Notes for
an effective yield of 0.27%,
November 1, 2010 (SEGSF)	25,000,000	24,948,800	20,000,000	19,959,040
Federal Farm Credit Bank for
an effective yield of 0.25375% ,
February 28, 2011	1,400,000	1,401,372	1,000,000	1,000,980
Federal Home Loan Bank for an effective
yield of zero%, January 26, 2011	25,000,000	25,003,500	--	--
Federal Home Loan Bank for an effective
yield of 0.50%, October 29, 2010	10,000,000	10,000,000	7,000,000	7,000,000
Federal Home Loan Bank for an effective
yield of 3.00%, June 11, 2010	1,200,000	1,210,870	700,000	706,341
Federal Home Loan Bank for an effective
yield of zero%, December 23, 2010	21,500,000	21,500,215	18,000,000	18,000,180
Federal Home Loan Bank for an effective
yield of zero%, January 3, 2011	6,000,000	5,998,920	5,000,000	4,999,100
Federal Home Loan Bank for an effective
yield of 0.80%, April 30, 2010	2,000,000	2,003,260	2,000,000	2,003,260
Federal Home Loan Mortgage Corp. for
an effective yield of 0.45%,
May 17, 2010 (SEGSF)	4,000,000	3,994,752	3,600,000	3,595,277
Federal Home Loan Mortgage Corp. for
an effective yield of 0.56%,
May 10, 2010 (SEGSF)	2,800,000	2,796,340	3,700,000	3,695,164
Federal Home Loan Mortgage Corp. for
an effective yield of 0.48%,
February 8, 2010 (SEGSF)	5,400,000	5,399,496	--	--
Federal Home Loan Mortgage Corp. for
an effective yield of 0.95%,
February 5, 2010	3,000,000	2,999,683	--	--
Federal National Mortgage Agency for
an effective yield of 0.56%,
April 12, 2010 (SEGSF)	3,700,000	3,695,971	--	--
Federal National Mortgage Agency for
an effective yield of 0.87%,
February 1, 2010	3,750,000	3,750,000	3,250,000	3,250,000
Freddie Mac for an effective yield
of 0.51%, August 23, 2010	1,450,000	1,487,374	1,000,000	1,025,775

Total short-term investments (cost
$159,550,587 and $106,055,460)		$159,559,778		$106,059,646

TOTAL INVESTMENTS

Total investments (cost $398,330,311
and $363,584,478) (b)		$406,875,523		$373,250,300

Putnam Absolute Return 500 Fund

FUTURES CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Japanese Government Bond 10 yr (Long)	1	$1,545,475	Mar-10	$882
Japanese Government Bond 10 yr Mini (Short)	10	1,545,253	Mar-10	(930)
NASDAQ 100 Index E-Mini (Long)	13	452,205	Mar-10	(24,011)
S&P 500 Index E-Mini (Long)	70	3,746,750	Mar-10	(149,703)
U.S. Treasury Bond 20 yr (Long)	190	22,574,375	Mar-10	(57,648)
U.S. Treasury Note 2 yr (Long)	22	4,794,969	Mar-10	14,158
U.S. Treasury Note 5 yr (Short)	49	5,706,586	Mar-10	2,420
U.S. Treasury Note 10 yr (Short)	62	7,325,688	Mar-10	(40,030)
U.S. Ultra Treasury Bond 30 yr (Long)	4	497,500	Mar-10	3,239

Total				$(251,623)

Putnam Absolute Return 500 Fund

WRITTEN OPTIONS OUTSTANDING at 1/31/10 (premiums received $9,190,592) (Unaudited)

	Contract
	amount / number	Expiration date/
	of contracts	strike price	Value

iShares MSCI Emerging Markets Index Fund (Put)	425,417	Mar-10/$35.00	$255,250
Technology Select Sector SPDR Fund (Put)	771,854	Mar-10/20.00	231,556
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$6,474,000	Aug-11/4.49	326,031
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	3,847,000	Aug-11/4.475	191,157
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	3,847,000	Aug-11/4.475	199,275
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,237,000	Aug-11/4.55	158,451
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,237,000	Aug-11/4.55	171,690
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,474,000	Aug-11/4.49	330,757
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,929,000	Aug-11/4.70	83,294
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,929,000	Aug-11/4.70	115,971
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	4,267,500	Jul-11/4.5475	200,402
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	4,267,500	Jul-11/4.5475	226,988
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	8,535,000	Jul-11/4.52	408,997
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	8,535,000	Jul-11/4.52	443,223
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	19,957,200	Jan-12/4.80	1,021,809
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	19,957,200	Jan-12/4.80	1,251,516
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	11,974,320	Jan-12/4.72	647,212
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	11,974,320	Jan-12/4.72	707,922
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	14,998,900	Oct-10/4.02	450,567
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	14,998,900	Oct-10/4.02	562,159

Total			$7,984,227

Putnam Absolute Return 500 Fund

TBA SALE COMMITMENTS OUTSTANDING at 1/31/10 (proceeds receivable $66,805,000) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, February 1, 2040	$16,000,000	2-11-10	$17,115,000
FNMA, 5 1/2s, February 1, 2040	32,000,000	2-11-10	33,890,000
FNMA, 5s, February 1, 2040	16,000,000	2-11-10	16,623,750

Total			$67,628,750

Putnam Absolute Return 500 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
	$31,750,000		$--	8/14/11	1.61125%	3 month USD-LIBOR-BBA	$(611,555)

	12,853,400		--	9/22/11	1.3675%	3 month USD-LIBOR-BBA	(163,290)

	1,120,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	(17,350)

Credit Suisse International
	194,000		458	12/18/39	4.37%	3 month USD-LIBOR-BBA	651

	24,510,000		17,261	12/18/11	1.23%	3 month USD-LIBOR-BBA	(103,132)

	375,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	(429)

	1,120,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	(16,690)

	750,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	(8,149)

Deutsche Bank AG
	22,299,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(281,746)

	715,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	10,602

	400,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	6,036

Goldman Sachs International
	10,553,000		(70,598)	1/14/20	3 month USD-LIBOR-BBA	3.91%	114,299

	12,257,000		132,353	1/14/30	4.48%	3 month USD-LIBOR-BBA	(175,910)

	7,367,000		(63,636)	1/14/25	3 month USD-LIBOR-BBA	4.34%	101,045

	51,396,000		150,270	1/14/15	2.84%	3 month USD-LIBOR-BBA	(406,631)

	6,899,200		--	1/14/20	3 month USD-LIBOR-BBA	3.8025%	57,194

GBP	17,270,000		--	1/29/12	1.739%	6 month GBP-LIBOR-BBA	--

	$14,621,500		--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	(77,103)

	58,000,000		--	9/18/11	1.3225%	3 month USD-LIBOR-BBA	(694,185)

JPMorgan Chase Bank, N.A.
AUD	380,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	2,194

CAD	380,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(5,043)

JPY	24,900,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(5,908)

JPY	33,500,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	6,042

GBP	1,690,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	5,338

AUD	385,000		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	4,597

AUD	1,155,000		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	13,710

	$57,951,500		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	(286,040)

HUF	25,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(426)

	$15,000,000		--	8/12/11	1.735%	3 month USD-LIBOR-BBA	(327,176)

	6,500,000		--	8/13/11	1.67589%	3 month USD-LIBOR-BBA	(133,739)

HUF	6,600,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(222)

	$29,721,400		--	1/26/15	2.67063%	3 month USD-LIBOR-BBA	(43,079)

	2,525,700		--	1/15/13	1.861%	3 month USD-LIBOR-BBA	(13,685)

	7,749,500		--	1/15/15	2.815%	3 month USD-LIBOR-BBA	(73,949)

Total							$(3,123,729)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

Putnam Absolute Return 500 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$1,015,000		$--	11/6/14	2.07%	USA Non Revised	$(6,192)
						Consumer Price
						Index- Urban
						(CPI-U)

Credit Suisse International
	588	baskets	(633,147)	7/15/10	(3 month USD-	The Middle East	(31,841)
					LIBOR-BBA plus	Custom Basket
					1.00%)	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPU2

	$340,000		--	11/17/14	2.025%	USA Non Revised	(2,221)
						Consumer Price
						Index- Urban
						(CPI-U)

	$340,000		--	11/19/14	2.01%	USA Non Revised	(2,510)
						Consumer Price
						Index- Urban
						(CPI-U)

	450	units	(447,179)	7/15/10	(3 month USD-	The Middle East	(22,489)
					LIBOR-BBA plus	Custom Basket
					1.00%)	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPU3

	$1,015,000		--	11/6/14	2.0667%	USA Non Revised	(3,858)
						Consumer Price
						Index- Urban
						(CPI-U)

	$680,000		--	11/10/14	2.0775%	USA Non Revised	(2,417)
						Consumer Price
						Index- Urban
						(CPI-U)

	1,000	baskets	(1,233,020)	7/15/10	(3 month USD-	The Middle East	(58,574)
					LIBOR-BBA plus	Custom Basket
					1.00% )	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCPUT

Goldman Sachs International
	4,308	baskets	(4,670,565)	11/24/10	(3 month USD-	A basket	(795,298)
					LIBOR-BBA)	(GSPMTGCC)
						of common stocks

JPMorgan Chase Bank, N.A.
	8,937	shares	(3,281,442)	7/29/10	(3 month USD-	S&P 500	(25,872)
					LIBOR-BBA )	Information
						Technology Total
						Return Index

	5,562	shares	3,441,831	7/29/10	3 month USD-	S&P 500 Energy	197,026
					LIBOR-BBA	Total Return
						Index

	2,112	shares	1,306,930	7/29/10	3 month USD-	S&P 500 Energy	74,815
					LIBOR-BBA	Total Return
						Index

	3,625	shares	(1,331,009)	7/29/10	(3 month USD-	S&P 500	(10,494)
					LIBOR-BBA)	Information
						Technology Total
						Return Index

UBS, AG
	4,650	shares (F)	(1,283,775)	1/21/11	(3 month USD-	S&P 500	(94,161)
					LIBOR-BBA)	Materials Total
						Return Index

	4,446	shares (F)	1,282,423	1/21/11	(3 month USD-	S&P 500	40,643
					LIBOR-BBA)	Utilities Total
						Return Index

Total							$(743,443)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Absolute Return 500 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(3,383)	$380,000	12/20/19	(100 bp)	$4,838

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	21,697	380,000	12/20/19	100 bp	8,796

Deutsche Bank AG
Macy's Retail Holdings,
7.45%,7/15/17	--	--	114,750	6/20/11	(825 bp)	(11,989)

Total						$1,645

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2010.

Putnam Absolute Return 700 Fund

FUTURES CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	22	$765,270	Mar-10	$(43,039)
S&P 500 Index E-Mini (Long)	62	3,318,550	Mar-10	(151,969)
U.S. Treasury Bond 20 yr (Long)	164	19,485,250	Mar-10	9,080
U.S. Treasury Note 2 yr (Long)	16	3,487,250	Mar-10	10,284
U.S. Treasury Note 5 yr (Short)	39	4,541,977	Mar-10	2,650
U.S. Treasury Note 10 yr (Short)	75	8,861,719	Mar-10	(59,363)
U.S. Ultra Treasury Bond 30 yr (Long)	4	497,500	Mar-10	3,239

Total				$(229,118)

Putnam Absolute Return 700 Fund

WRITTEN OPTIONS OUTSTANDING at 1/31/10 (premiums received $9,823,902) (Unaudited)

	Contract
	amount/ number	Expiration date/
	of contracts	strike price	Value

Technology Select Sector SPDR Fund (Put)	678,792	Mar-10/$20.00	$ 203,638
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$6,924,000	Aug-11/4.49	348,693
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,943,000	Aug-11/4.475	245,618
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,943,000	Aug-11/4.475	256,047
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,462,000	Aug-11/4.55	169,465
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,462,000	Aug-11/4.55	183,624
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,924,000	Aug-11/4.49	353,747
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,711,000	Aug-11/4.7	73,881
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,711,000	Aug-11/4.7	102,865
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,407,000	Jul-11/4.5475	159,993
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,407,000	Jul-11/4.5475	181,218
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	326,527
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	353,851
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	24,852,200	Jan-12/4.80	1,272,433
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	24,852,200	Jan-12/4.80	1,558,481
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	14,911,320	Jan-12/4.72	805,957
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	14,911,320	Jan-12/4.72	881,557
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	16,394,100	Oct-10/4.02	492,479
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	16,394,100	Oct-10/4.02	614,451

Total			$8,584,525

Putnam Absolute Return 700 Fund

TBA SALE COMMITMENTS OUTSTANDING at 1/31/10 (proceeds receivable $75,155,625) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6s, February 1, 2040	$18,000,000	2-11-10	$19,254,375
FNMA, 5 1/2s, February 1, 2040	36,000,000	2-11-10	38,126,250
FNMA, 5s, February 1, 2040	18,000,000	2-11-10	18,701,719

Total			$76,082,344

Putnam Absolute Return 700 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$12,836,000		$(46,049)	1/21/30	4.36%	3 month USD-LIBOR-BBA	$(145,465)

	17,682,000		37,739	1/21/20	3 month USD-LIBOR-BBA	3.78%	134,705

	27,798,000		(26,064)	1/21/15	2.71%	3 month USD-LIBOR-BBA	(133,828)

	1,737,000		(491)	1/21/11	3 month USD-LIBOR-BBA	0.54%	732

Citibank, N.A.
	31,550,000		--	8/14/11	1.61125%	3 month USD-LIBOR-BBA	(607,702)

	13,947,600		--	9/22/11	1.3675%	3 month USD-LIBOR-BBA	(177,191)

	1,220,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	(18,900)

Credit Suisse International
	38,000		(89)	12/18/39	3 month USD-LIBOR-BBA	4.37%	(127)

	18,671,000		(71,190)	12/18/24	3 month USD-LIBOR-BBA	4.17%	41,278

	18,744,000		13,200	12/18/11	1.23%	3 month USD-LIBOR-BBA	(78,870)

	405,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	(463)

	1,220,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	(18,181)

	810,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	(8,801)

Goldman Sachs International
GBP	21,350,000		--	1/29/12	1.739%	6 month GBP-LIBOR-BBA	--

	$12,826,300		--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	(67,636)

	60,000,000		--	9/18/11	1.3225%	3 month USD-LIBOR-BBA	(718,123)

JPMorgan Chase Bank, N.A.
	18,480,000		6,364	10/9/11	1.24%	3 month USD-LIBOR-BBA	(166,282)

AUD	320,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	1,848

CAD	320,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(4,247)

JPY	22,600,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(5,363)

JPY	30,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	5,483

GBP	1,980,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	6,254

	$49,700,000		--	12/16/14	2.63%	3 month USD-LIBOR-BBA	(203,582)

	3,700,000		--	12/17/24	4.18%	3 month USD-LIBOR-BBA	(27,029)

AUD	450,000		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	5,373

AUD	1,350,000		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	16,025

	$50,836,200		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	(250,920)

HUF	24,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(409)

	$17,000,000		--	8/12/11	1.735%	3 month USD-LIBOR-BBA	(370,800)

	8,200,000		--	8/13/11	1.67589%	3 month USD-LIBOR-BBA	(168,717)

HUF	6,300,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(212)

	$33,552,100		--	1/26/15	2.67063%	3 month USD-LIBOR-BBA	(48,631)

	2,228,800		--	1/15/13	1.861%	3 month USD-LIBOR-BBA	(12,077)

Total							$(3,021,858)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

Putnam Absolute Return 700 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$1,100,000		$--	11/6/14	2.07%	USA Non Revised	$(6,710)
						Consumer Price
						Index- Urban
						(CPI-U)

Credit Suisse International
	596	baskets	(641,761)	7/15/10	(3 month USD-	The Middle East	(32,274)
					LIBOR-BBA plus	Custom Basket
					1.00%)	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPU2

	$365,000		--	11/17/14	2.025%	USA Non Revised	(2,385)
						Consumer Price
						Index- Urban
						(CPI-U)

	$365,000		--	11/19/14	2.01%	USA Non Revised	(2,694)
						Consumer Price
						Index- Urban
						(CPI-U)

	387	units	(384,574)	7/15/10	(3 month USD-	The Middle East	(19,341)
					LIBOR-BBA plus	Custom Basket
					1.00%)	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPU3

	$1,100,000		--	11/6/14	2.0667%	USA Non Revised	(4,181)
						Consumer Price
						Index- Urban
						(CPI-U)

	$730,000		--	11/10/14	2.0775%	USA Non Revised	(2,595)
						Consumer Price
						Index- Urban
						(CPI-U)

	626	baskets	(771,871)	7/15/10	(3 month USD-	The Middle East	(36,667)
					LIBOR-BBA plus	Custom Basket
					1.00% )	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCPUT

Goldman Sachs International
	3,363	baskets	(3,646,033)	11/24/10	(3 month USD-	A basket	(620,842)
					LIBOR-BBA)	(GSPMTGCC)
						of common stocks

JPMorgan Chase Bank, N.A.
	5,809	shares	(2,132,919)	7/29/10	(3 month USD-	S&P 500	(16,816)
					LIBOR-BBA )	Information
						Technology Total
						Return Index

	3,615	shares	2,237,004	7/29/10	3 month USD-	S&P 500 Energy	128,057
					LIBOR-BBA	Total Return
						Index

	2,201	shares	1,362,005	7/29/10	3 month USD-	S&P 500 Energy	77,967
					LIBOR-BBA	Total Return
						Index

	3,702	shares	(1,359,281)	7/29/10	(3 month USD-	S&P 500	(10,717)
					LIBOR-BBA)	Information
						Technology Total
						Return Index

UBS, AG
	4,002	shares (F)	(1,104,875)	1/21/11	(3 month USD-	S&P 500	(81,039)
					LIBOR-BBA)	Materials Total
						Return Index

	3,827	shares (F)	1,103,876	1/21/11	(3 month USD-	S&P 500	34,985
					LIBOR-BBA)	Utilities Total
						Return Index

Total							$(595,252)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Absolute Return 700 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(4,006)	$450,000	12/20/19	(100 bp)	$5,729

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	25,694	450,000	12/20/19	100 bp	10,416

Deutsche Bank AG
Macy's Retail Holdings,
7.45%,7/15/17	--	--	114,750	6/20/11	(825 bp)	(11,989)

Total						$4,156

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2010.

Key to holding's currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen

Key to holding's abbreviations

ADR	American Depository Receipts
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets as follows:

500 Fund	$331,888,845
700 Fund	292,784,451

(b) The aggregate identified cost on a tax basis is as follows:

	Cost	Appreciation	Depreciation	Net Appreciation
500 Fund	$398,332,131	$10,167,736	$(1,624,344)	$8,543,392
700 Fund	363,650,142	11,189,711	(1,589,553)	9,600,158

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. Expedia, Inc. was acquired on various dates from 8/10/09 to 12/17/09 with a cost of $261,000, and $197,900 for 500 Fund and 700 Fund portfolios, respectively. The total market value of restricted securities held by the fund did not exceed 0.1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at January 31, 2010.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at January 31, 2010.

(FWC) Forward commitments, in part or in entirety.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $27,326 and $15,946 (for 500 Fund and 700 Fund, respectively) for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Cost of purchases	Proceeds of sales
500 Fund	$121,511,867	$119,720,062
700 Fund	114,372,234	99,108,397

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At January 31, 2010, liquid assets have been segregated to cover certain derivatives contracts as follows:

500 Fund	$77,605,262
700 Fund	66,472,750

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at January 31, 2010.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2010.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The 500 Fund had an average contract amount of appoximately $135,400,000 on Written options contracts for the period ended January 31, 2010.

The 700 Fund had an average contract amount of appoximately $146,000,000 on Written options contracts for the period ended January 31, 2010.

The 500 Fund had an average contract amount of approximately 465 on Futures contracts for the period ended January 31, 2010.

The 700 Fund had an average contract amount of approximately 421 on Futures contracts for the period ended January 31, 2010.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates.

Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

The fund had an average notional amount of approximately $5,900,000 and $5,300,000 (for 500 Fund and 700 Fund, respectively) on Total return swap contracts for the period ended January 31, 2010.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Outstanding notional, for 500 Fund and 700 Fund, on Interest rate swap contracts at the period ended January 31, 2010 are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund had an average notional amount of approximately $800,000 and $900,000 (for 500 Fund and 700 Fund, respectively) on Credit default swap contracts for the period ended January 31, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At January 31, 2010, the fund had a net liability position of $9,383,292 and $10,515,393 (for 500 and 700 Fund, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $11,198,239 and $11,403,220 (for 500 and 700 Fund, respectively).

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

500 Fund

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Asset-backed securities		$--	$3,924,561	$--

Common stocks:

	Basic materials	949,492	--	--

	Capital goods	1,938,456	--	--

	Communication services	1,172,273	--	--

	Conglomerates	296,911	--	--

	Consumer cyclicals	2,493,166	--	--

	Consumer staples	2,242,342	--	--

	Energy	2,186,502	--	--

	Financials	2,791,723	--	--

	Health care	4,008,006	--	--

	Technology	9,539,503	--	--

	Transportation	58,822	--	--

	Utilities and power	878,135	--	--

Total common stocks		28,555,331	--	--

Commodity linked notes		--	10,403,605	--

Convertible bonds and notes		--	201,300	--

Corporate bonds and notes		--	28,744,871	--

Investment Companies		108,951	--	--

Mortgage-backed securities		--	90,036,989	920,017

U.S. Government Agency Obligations		--	4,164,789	--

U.S. Government and Agency Mortgage Obligations		--	67,628,750	--

U.S. Treasury Obligations		--	12,626,581	--

Short-term investments		41,489,275	118,070,503	--

Totals by level		$70,153,557	$335,801,949	$920,017

		Level 1	Level 2	Level 3

Other financial instruments:		$(251,623)	$(72,813,973)	$--

Other financial instruments include futures, written options, TBA sale commitments and swaps.

The following is a reconciliation of Level 3 assets as of January 31, 2010:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	October	discounts/	Realized	appreciation/	purchases/	and/or out	January
	31, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2010

Mortgage-backed securities	$--	$--	$--	$24,548	$895,469	$--	$920,017

Totals:	$--	$--	$--	$24,548	$895,469	$--	$920,017

† Includes $24,548 related to Level 3 securities still held at period end.

Market Values of Derivative Instruments as of January 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$8,221	$24,890

Equity contracts	11,841,408	6,379,220

Interest rate contracts	476,183	11,358,548

Total	$12,325,812	$17,762,658

700 Fund

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Asset-backed securities		$--	$4,350,973	$--

Common stocks:

	Basic materials	934,721	--	--

	Capital goods	1,886,231	--	--

	Communication services	1,150,868	--	--

	Conglomerates	292,571	--	--

	Consumer cyclicals	2,422,246	--	--

	Consumer staples	2,189,280	--	--

	Energy	2,144,746	--	--

	Financials	2,732,648	--	--

	Health care	3,831,534	--	--

	Technology	9,000,974	--	--

	Transportation	58,895	--	--

	Utilities and power	860,873	--	--

Total common stocks		27,505,587	--	--

Commodity linked notes		--	8,604,474	--

Convertible bonds and notes		--	210,450	--

Corporate bonds and notes		--	34,552,690	--

Investment Companies		100,333	--	--

Mortgage-backed securities		--	99,174,931	836,375

U.S. Government Agency Obligations		--	3,145,916	--

U.S. Government and Agency Mortgage Obligations		--	76,082,344	--

U.S. Treasury Obligations		--	12,626,581	--

Short-term investments		39,196,372	66,863,274	--

Totals by level		$66,802,292	$305,611,633	$836,375

		Level 1	Level 2	Level 3

Other financial instruments:		$(229,118)	$(82,876,502)	$--

Other financial instruments include futures, written options, TBA sale commitments, and swaps.

The following is a reconciliation of Level 3 assets as of January 31, 2010:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	October	discounts/	Realized	appreciation/	purchases/	and/or out	January
	31, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2010

Mortgage-backed securities	$--	$--	$--	$21,218	$815,156	$--	$836,374

Totals:	$--	$--	$--	$21,218	$815,156	$--	$836,374

† Includes $21,218 related to Level 3 securities still held at period end.

Market Values of Derivative Instruments as of January 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$9,735	$27,267

Equity contracts	9,223,618	4,860,522

Interest rate contracts	270,893	11,639,733

Total	$9,504,246	$16,527,522

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:
Putnam Absolute Return 1000 Fund has not commenced investment operations as of January 31, 2010

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
1/31/10 (Unaudited)

COMMON STOCKS (95.8%)(a)
	Shares	Value

Airlines (1.9%)
Qantas Airways, Ltd. (Australia)	23,246	$58,453
Singapore Airlines, Ltd. (Singapore)	9,000	88,489
		146,942

Automotive (5.0%)
Dongfeng Motor Group Co., Ltd. (China)	60,000	78,675
Honda Motor Co., Ltd. (Japan)	4,100	139,664
Nissan Motor Co., Ltd. (Japan) (NON)	19,300	157,359
		375,698

Banking (10.4%)
Australia & New Zealand Banking Group, Ltd. (Australia)	8,986	172,888
China Construction Bank Corp. (China)	227,000	174,849
DBS Group Holdings, Ltd. (Singapore)	13,000	132,072
State Bank of India GDR (India)	1,202	105,867
Sumitomo Mitsui Financial Group, Inc. (Japan)	6,000	195,081
		780,757

Basic materials (0.6%)
Orica, Ltd. (Australia)	2,186	46,742
		46,742

Biotechnology (0.2%)
Sinovac Biotech, Ltd. (China) (NON)	2,500	15,000
		15,000

Broadcasting (0.9%)
Fuji Television Network, Inc. (Japan)	45	67,697
		67,697

Cable television (1.0%)
Jupiter Telecommunications Co., Ltd. (Japan)	77	77,196
		77,196

Chemicals (1.4%)
Air Water, Inc. (Japan)	4,000	45,774
Yingde Gases Group Co. (China) (NON)	53,000	53,658
Yingde Gases Group Co. 144A (China)	5,000	5,062
		104,494

Commercial and consumer services (1.2%)
Brambles, Ltd. (Australia)	15,153	87,878
		87,878

Computers (2.0%)
Fujitsu, Ltd. (Japan)	25,000	153,983
		153,983

Conglomerates (5.0%)
Mitsubishi Corp. (Japan)	6,400	155,055
Mitsui & Co., Ltd. (Japan)	9,000	132,802
Noble Group, Ltd. (Hong Kong)	45,000	92,203
		380,060

Electric utilities (1.0%)
AGL Energy, Ltd. (Australia)	5,912	72,498
		72,498

Electrical equipment (2.3%)
Mitsubishi Electric Corp. (Japan) (NON)	22,000	172,305
		172,305

Electronics (7.9%)
AU Optronics Corp. ADR (Taiwan)	8,000	87,520
Epistar Corp. (Taiwan)	18,000	57,199
Hon Hai Precision Industry Co., Ltd. (Taiwan)	31,000	130,538
Nippon Electric Glass Co., Ltd. (Japan)	11,000	155,489
Samsung Electronics Co., Ltd. (South Korea)	98	66,149
Skyworth Digital Holdings, Ltd. (China)	64,000	61,745
Sumco Corp. (Japan)	2,000	34,519
		593,159

Financial (2.8%)

BGP Holdings PLC (Malta) (F)	132,965	184
ORIX Corp. (Japan)	1,120	84,369
Shinhan Financial Group Co., Ltd. (South Korea) (NON)	3,590	126,724
		211,277

Food (3.0%)
Indofood Sukses Makmur Tbk PT (Indonesia)	171,500	66,067
Toyo Suisan Kaisha, Ltd. (Japan)	6,000	158,458
		224,525

Gaming and lottery (1.4%)
Sankyo Co., Ltd. (Japan)	2,000	107,012
		107,012

Homebuilding (0.8%)
Daito Trust Construction Co., Ltd. (Japan)	1,300	62,069
		62,069

Insurance (1.7%)
QBE Insurance Group, Ltd. (Australia)	6,459	131,075
		131,075

Investment banking/Brokerage (1.0%)
Nomura Holdings, Inc. 144A (Japan)	2,625	19,890
Nomura Securities Co., Ltd. (Japan)	7,400	56,072
		75,962

Machinery (0.8%)
China National Materials Co., Ltd. (China)	105,000	63,972
		63,972

Metals (7.0%)
BHP Billiton, Ltd. (Australia)	8,909	310,788
BlueScope Steel, Ltd. (Australia)	29,918	69,402
JFE Holdings, Inc. (Japan)	2,100	73,513
Vedanta Resources PLC (United Kingdom)	1,959	74,682
		528,385

Natural gas utilities (1.9%)
Tokyo Gas Co., Ltd. (Japan)	36,000	145,962
		145,962

Office equipment and supplies (1.9%)
Canon, Inc. (Japan)	3,600	140,977
		140,977

Oil and gas (3.2%)
China Petroleum & Chemical Corp. (China)	88,000	69,257
CNOOC, Ltd. (China)	89,000	126,560
Santos, Ltd. (Australia)	3,622	42,267
		238,084

Pharmaceuticals (2.9%)
Astellas Pharma, Inc. (Japan)	4,000	148,000
Nippon Shinyaku Co., Ltd. (Japan)	6,000	68,461
		216,461

Photography/Imaging (0.8%)
Altek Corp. (Taiwan)	36,000	64,018
		64,018

Publishing (0.8%)
Fairfax Media, Ltd. (Australia)	37,669	57,699
		57,699

Real estate (7.5%)
Agile Property Holdings, Ltd. (China)	38,000	48,016
Dexus Property Group (Australia)	148,219	108,923
Japan Retail Fund Investment Corp. (Japan) (R)	18	83,749
Mirvac Group (Australia) (R)	63,595	81,927
New World Development Co., Ltd. (Hong Kong)	31,000	51,110
Renhe Commercial Holdings Co., Ltd. (China)	372,000	79,540
Wharf (Holdings), Ltd. (Hong Kong)	23,000	114,354
		567,619

Retail (3.0%)
Esprit Holdings, Ltd. (Hong Kong)	21,426	152,065
Hyundai Department Store Co., Ltd. (South Korea)	838	73,230
		225,295

Semiconductor (3.9%)
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	77,000	148,258

Tokyo Electron, Ltd. (Japan)	2,400	146,760
		295,018

Software (0.7%)
Longtop Financial Technologies Ltd. ADR (China) (NON)	1,500	51,990
		51,990

Telecommunications (2.8%)
Hutchison Telecommunications Hong Kong Holdings, Ltd.
(Hong Kong)	436,000	73,007
KT Corp. (South Korea)	3,240	138,917
		211,924

Telephone (1.4%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	2,500	105,517
		105,517

Tobacco (2.4%)
Japan Tobacco, Inc. (Japan)	51	184,746
		184,746

Trucks and parts (1.9%)
Aisin Seiki Co., Ltd. (Japan)	5,300	140,676
		140,676

Water Utilities (1.4%)
Guangdong Investment, Ltd. (China)	204,000	104,581
		104,581

Total common stocks (cost $6,765,889)		$7,229,253

SHORT-TERM INVESTMENTS (4.1%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	310,186	$310,186

Total short-term investments (cost $310,186)		$310,186

TOTAL INVESTMENTS

Total investments (cost $7,076,075) (b)		$7,539,439

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

UBS, AG
442	units	6/21/10	(3 month USD-	MSCI Daily Total	$(6,004)
			LIBOR-BBA minus	Return Net
			1.25 percent)	Emerging Markets
India USD Index

Total					$(6,004)

Key to holding's abbreviations

ADR	American Depository Receipts
GDR	Global Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $7,542,934.

(b) The aggregate identified cost on a tax basis is $7,076,075, resulting in gross unrealized appreciation and depreciation of $668,610 and $205,246, respectively, or net unrealized appreciation of $463,364.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $608 for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $6,564,178 and $6,253,992, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs. On January 31, 2010, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At January 31, 2010, liquid assets totaling $6,242 have been segregated to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at January 31, 2010 (as a percentage of Portfolio Value):

Japan	42.6%
Australia	16.4
China	12.4
Taiwan	6.5
Hong Kong	6.4
South Korea	5.4
United States	4.1
Singapore	2.9
India	1.4
United Kingdom	1.0
Indonesia	0.9

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At January 31, 2010, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Outstanding notional on Total return swap contracts at the period ended January 31, 2010 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At January 31, 2010, the fund had a net liability position of $6,004 on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$604,939	$74,682	$--

	Capital goods	517,930	--	--

	Communication services	394,637	--	--

	Conglomerates	380,060	--	--

	Consumer cyclicals	983,348	--	--

	Consumer staples	409,271	--	--

	Energy	238,084	--	--

	Financials	1,660,639	105,867	184

	Health care	231,461	--	--

	Technology	1,158,168	--	--

	Transportation	146,942	--	--

	Utilities and power	323,041	--	--

Total common stocks		7,048,520	180,549	184

Short-term investments		310,186	--	--

Totals by level		$7,358,706	$180,549	$184

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$(6,004)	$--

Other financial instruments include swaps.

The following is a reconciliation of Level 3 assets as of January 31, 2010:

Investments in securities:		Balance as of			Change in net		Net
		(commencement	Accrued		unrealized	Net	transfers in	Balance as of
		of operations)	discounts/	Realized	appreciation/	purchases/	and/or out	January
		June 12, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2010

Common stocks:

	Financial	$--	$--	$--	$8	$176	$--	$184

Total common stocks		$--	--	--	8	176	--	$184

Totals:		$--	$--	$--	$8	$176	$--	$184

† Includes $8 related to Level 3 securities still held at period end.

Market Values of Derivative Instruments as of January 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$--	$6,004

Total	$--	$6,004

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Capital Spectrum Fund

The fund's portfolio
1/31/10 (Unaudited)

COMMON STOCKS (35.5%)(a)
	Shares	Value

Airlines (0.9%)
AirTran Holdings, Inc. (NON)	120,500	$580,810
		580,810

Banking (0.3%)
Wells Fargo & Co.	6,000	170,580
		170,580

Broadcasting (0.4%)
Emmis Communications Corp. Class A (NON)	200,813	236,959
		236,959

Cable television (5.3%)
Cablevision Systems Corp. Class A	34,000	871,760
DISH Network Corp. Class A	141,700	2,587,442
		3,459,202

Chemicals (4.0%)
OM Group, Inc. (NON)	8,100	264,222
Rhodia SA (France) (NON)	48,504	851,911
W.R. Grace & Co. (NON)	62,800	1,499,664
		2,615,797

Commercial and consumer services (1.8%)
AerCap Holdings NV (Netherlands) (NON)	118,300	1,035,125
Orbitz Worldwide, Inc. (NON)	15,300	93,942
		1,129,067

Computers (1.6%)
Silicon Graphics International Corp. (NON)	40,800	326,808
SXC Health Solutions Corp. (NON)	14,100	664,392
		991,200

Entertainment (0.7%)
Cinemark Holdings, Inc. (S)	33,600	476,448
		476,448

Financial (2.1%)
NewStar Financial, Inc. (NON)	306,722	1,334,241
		1,334,241

Health-care services (0.4%)
Lincare Holdings, Inc. (NON)	6,800	250,376
		250,376

Household furniture and appliances (2.0%)
Select Comfort Corp. (NON)	192,780	1,247,287
		1,247,287

Insurance (0.4%)
American Financial Group, Inc.	10,700	265,467
		265,467

Investment banking/Brokerage (1.9%)
Och-Ziff Capital Management Group Class A	89,400	1,209,582
		1,209,582

Manufacturing (0.3%)
Thermadyne Holdings Corp. (NON)	23,800	185,878
		185,878

Medical technology (1.5%)
Alliance Imaging, Inc. (NON) (S)	66,700	335,501
STAAR Surgical Co. (NON)	175,300	601,279
		936,780

Natural gas utilities (0.7%)
Questar Corp.	10,000	414,800
		414,800

Oil and gas (5.1%)
Anadarko Petroleum Corp.	2,400	153,072

PetroHawk Energy Corp. (NON)		9,600	214,368
Pioneer Natural Resources Co.		14,400	633,312
Plains Exploration & Production Co. (NON)		10,800	360,180
St. Mary Land & Exploration Co.		27,500	881,100
Swift Energy Co. (NON)		39,609	992,602
			3,234,634

Power producers (0.8%)
RRI Energy, Inc. (NON)		105,600	522,720
			522,720

Restaurants (1.0%)
AFC Enterprises (NON)		54,300	445,260
Famous Dave's of America, Inc. (NON)		31,300	195,625
			640,885

Telecommunications (4.3%)
EchoStar Corp. Class A (NON)		137,814	2,646,029
TerreStar Corp. (NON)		84,100	79,222
			2,725,251
Total common stocks (cost $20,210,665)			$22,627,964

CORPORATE BONDS AND NOTES (21.8%)(a)
		Principal amount	Value

Aerospace and defense (0.2%)
Triumph Group, Inc. 144A sr. sub. notes 8s, 2017		$115,000	$116,438
			116,438

Automotive (0.6%)
Navistar International Corp. sr. notes 8 1/4s, 2021		135,000	135,675
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	200,000	263,435
			399,110

Biotechnology (0.2%)
Talecris Biotherapeutics Holdings Corp. 144A sr.
unsec. notes 7 3/4s, 2016		$105,000	107,100
			107,100

Broadcasting (0.8%)
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015		250,000	259,063
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		85,000	93,288
XM Satellite Radio, Inc. 144A sr. notes 11 1/4s, 2013		150,000	160,500
			512,851

Building materials (0.7%)
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		400,000	460,000
			460,000

Cable television (0.1%)
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		50,000	50,000
			50,000

Commercial and consumer services (0.8%)
National Money Mart Co. 144A company guaranty sr.
notes 10 3/8s, 2016 (Canada)		500,000	527,500
			527,500

Computers (0.9%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		319,500	309,915
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		250,000	254,375
			564,290

Construction (0.1%)
Associated Materials, LLC/Associated Materials
Finance, Inc. 144A sr. sec. notes 9 7/8s, 2016		70,000	74,200
			74,200

Consumer finance (1.1%)
American General Finance Corp. sr. unsec. notes Ser.
MTNH, 4 5/8s, 2010		400,000	390,793
GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011		300,000	301,721
			692,514

Consumer services (0.1%)
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,

2017		40,000	43,500
			43,500

Containers (0.2%)
Ball Corp. company guaranty sr. unsec. notes 7 3/8s,
2019		10,000	10,425
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016		20,000	20,850
BBC Holding Corp. sr. notes 8 7/8s, 2014		85,000	82,025
			113,300

Electronics (0.9%)
Advanced Micro Devices, Inc. 144A sr. unsec. notes
8 1/8s, 2017		160,000	160,800
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		477,467	420,171
			580,971

Energy (oil field) (0.6%)
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015
(In default) (NON)		600,000	384,000
			384,000

Entertainment (0.3%)
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019		165,000	172,013
			172,013

Financial (1.9%)
FireKeepers Development Authority 144A sr. sec. notes
13 7/8s, 2015		450,000	515,250
International Lease Finance Corp. sr. unsec. unsub.
notes 5s, 2010		300,000	298,024
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		250,000	255,625
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)		130,000	130,975
			1,199,874

Forest products and packaging (1.2%)
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		270,000	261,225
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	70,000	107,812
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$100,000	110,500
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		275,000	295,625
			775,162

Gaming and lottery (0.9%)
American Casino & Entertainment Properties LLC 144A
sr. notes 11s, 2014		135,000	120,150
MTR Gaming Group, Inc. 144A company guaranty sr. notes
12 5/8s, 2014		400,000	393,000
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019		90,000	91,800
			604,950

Homebuilding (0.2%)
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016		150,000	157,875
			157,875

Manufacturing (0.1%)
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.626s, 2015		80,000	71,100
			71,100

Media (0.4%)
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		225,000	238,500
			238,500

Medical services (0.4%)
DaVita, Inc. company guaranty 6 5/8s, 2013		250,000	250,625
			250,625

Oil and gas (4.7%)
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		255,000	280,500
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		250,000	252,500
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)		400,000	352,000
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)		765,000	663,638
PetroHawk Energy Corp. company guaranty sr. unsec.

notes 10 1/2s, 2014	250,000	276,250
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	180,000	189,000
Plains Exploration & Production Co. company guaranty
7s, 2017	250,000	246,563
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	200,000	230,500
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	250,000	259,375
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016	200,000	212,500
		2,962,826

Power producers (0.3%)
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017	174,000	167,475
		167,475

Publishing (0.1%)
Belo Corp. sr. unsec. unsub. notes 8s, 2016	65,000	66,381
		66,381

Railroads (0.1%)
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017	68,000	72,080
		72,080

Real estate (0.5%)
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	200,000	225,000
FelCor Lodging LP 144A sr. sec. notes 10s, 2014 (R)	100,000	99,000
		324,000

Retail (0.7%)
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015	80,000	78,200
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	300,000	312,000
United Auto Group, Inc. company guaranty 7 3/4s, 2016	80,000	77,000
		467,200

Technology (0.5%)
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	290,000	340,750
		340,750

Technology services (1.1%)
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015	200,000	178,500
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016	200,000	167,000
First Data Corp. company guaranty sr. unsec. unsub.
notes 10.55s, 2015 (PIK)	210,550	178,968
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	195,000	202,313
		726,781

Telecommunications (1.1%)
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)	45,000	49,050
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	250,000	251,563
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016	195,000	203,775
Sprint Nextel Corp. sr. notes 8 3/8s, 2017	180,000	175,500
		679,888
Total corporate bonds and notes (cost $12,697,770)		$13,903,254

CONVERTIBLE BONDS AND NOTES (6.1%)(a)
	Principal amount	Value

Broadcasting (0.6%)
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	$488,000	$455,053
		455,053

Computers (0.2%)
Maxtor Corp. cv. company guaranty sr. unsec. unsub.
deb. 2 3/8s, 2012	105,000	116,025
		116,025

Consumer finance (0.5%)
CompuCredit Corp. cv. sr. unsec. unsub. notes 3 5/8s,
2025	655,000	298,025
		298,025

Electronics (2.5%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	1,805,000	1,651,575

		1,651,575

Energy (0.4%)
Covanta Holding Corp. cv. sr. unsec. debs. 1s, 2027	254,000	235,268
		235,268

Energy (oil field) (0.9%)
Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027	971,000	561,966
		561,966

Retail (0.4%)
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	266,000	238,403
		238,403

Telecommunications (0.3%)
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 5 1/4s, 2011	120,000	114,750
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	74,000	67,340
		182,090

Telephone (0.3%)
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	200,000	168,000
		168,000

Total convertible bonds and notes (cost $3,379,360)		$3,906,405

SENIOR LOANS (1.4%)(a)(c)
	Principal amount	Value

Calpine Corp. bank term loan FRN Ser. B, 3.135s, 2014	$34,825	$32,877
Claire's Stores, Inc. bank term loan FRN 3.001s, 2014	248,724	203,747
Federal Mogul Corp. bank term loan FRN Ser. B, 2.168s,
2014	111,713	94,537
Federal Mogul Corp. bank term loan FRN Ser. C, 2.168s,
2015	56,996	48,233
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	115,000	123,984
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 6 1/2s, 2014	400,000	403,600

Total senior loans (cost $798,235)		$906,978

PREFERRED STOCKS (1.0%)(a)
	Shares	Value

Strategic Hotels & Resorts Ser. A, $2.13 cum. pfd. (R)	46,618	$658,246

Total preferred stocks (cost $402,706)		$658,246

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
	Shares	Value

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	42,908	$521,598

Total convertible preferred stocks (cost $467,790)		$521,598

SHORT-TERM INVESTMENTS (27.3%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	7,446,128	$ 7,446,128
Short-term investments held as collateral for loaned
securities with yields ranging from 0.09% to 0.27% and
due dates ranging from February 1, 2010 to
March 23, 2010 (d)	$ 715,777	715,710
U.S. Treasury Bills with effective yields ranging from
0.25% to 0.32%, November 18, 2010	4,547,000	4,532,459
U.S. Treasury Bills with effective yields ranging from
0.19% to 0.29%, July 15, 2010 (SEGSH)	3,680,000	3,674,226
U.S. Treasury Cash Management Bills with an effective yield of 0.34%,
June 10, 2010 (SEGSH)	1,000,000	998,631

Total short-term investments (cost $17,373,631)		$ 17,367,154

TOTAL INVESTMENTS

Total investments (cost $55,330,157) (b)		$ 59,891,599

Securities sold short at 1/31/10 (Unaudited)

COMMON STOCKS (2.5%)(a)	Shares	Value

Automotive (0.3%)
Johnson Controls, Inc.	7,300	$203,159
		203,159

Health-care services (0.3%)
Omnicare, Inc.	8,900	222,500
		222,500

Machinery (0.3%)
Terex Corp. (NON)	9,200	179,860
		179,860

Medical technology (1.0%)
NuVasive, Inc. (NON)	21,800	601,680
		601,680

Restaurants (0.3%)
Texas Roadhouse, Inc. Class A (NON)	16,300	189,569
		189,569

Retail (0.3%)
Coach, Inc.	5,700	198,816
		198,816

Total common stocks (proceeds $1,590,087)		$1,595,584

INVESTMENT COMPANIES (0.6%)(a)	Shares	Value

iShares Russell 2000 Index Fund	6,000	$361,140

Total investment companies (proceeds $368,951)		$361,140

Total securities sold short (proceeds $1,959,038)		$1,956,724

Key to holding's currency abbreviations

EUR	Euro
USD / $	United States Dollar

Key to holding's abbreviations

FRN Floating Rate Notes

MTNH Medium Term Notes Class H

NOTES

(a) Percentages indicated are based on net assets of $63,709,910.

(b) The aggregate identified cost on a tax basis is $55,330,157, resulting in gross unrealized appreciation and depreciation of $5,469,584 and $908,142, respectively, or net unrealized appreciation of $4,561,442.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEGSH) These securities, in part or in entirety, were segregated for securities sold short at January 31, 2010.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at January 31, 2010. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2010, the value of securities loaned amounted to $697,422. The fund received cash collateral of $715,710 which is pooled with collateral of other Putnam funds into 37 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,626 for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $48,625,643 and $41,179,515, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2010.

At January 31, 2010, liquid assets totaling $1,956,724 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN are the current interest rates at January 31, 2010.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At January 31, 2010, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense. While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,763,886	$851,911	$--

Capital goods	185,878	--	--

Communication services	6,184,453	--	--

Consumer cyclicals	3,089,761	--	--

Consumer staples	640,885	--	--

Energy	3,234,634	--	--

Financial	2,979,870	--	--

Health care	1,187,156	--	--

Technology	991,200	--	--

Transportation	580,810	--	--

Utilities and power	937,520	--	--

Total common stocks	21,776,053	851,911	--

Convertible bonds and notes	--	3,906,405	--

Convertible preferred stocks	--	521,598	--

Corporate bonds and notes	--	13,903,254	--

Preferred stocks	658,246	--	--

Senior loans	--	906,978	--

Short-term investments	7,446,128	9,921,026	--

Totals by level	$29,880,427	$30,011,172	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$(1,956,724)	$--	$--

Other financial instruments include shorted securities.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Equity Spectrum Fund

The fund's portfolio
1/31/10 (Unaudited)

COMMON STOCKS (74.8%)(a)
	Shares	Value

Airlines (1.6%)
AirTran Holdings, Inc. (NON)	71,200	$343,184
		343,184

Banking (0.3%)
Wells Fargo & Co.	2,270	64,536
		64,536

Broadcasting (1.0%)
Emmis Communications Corp. Class A (NON)	186,062	219,553
		219,553

Cable television (7.9%)
Cablevision Systems Corp. Class A	12,900	330,756
DISH Network Corp. Class A	77,200	1,409,672
		1,740,428

Chemicals (9.1%)
OM Group, Inc. (NON)	7,200	234,864
Rhodia SA (France) (NON)	39,623	695,928
W.R. Grace & Co. (NON)	45,400	1,084,152
		2,014,944

Commercial and consumer services (2.2%)
AerCap Holdings NV (Netherlands) (NON)	47,600	416,500
Orbitz Worldwide, Inc. (NON)	12,400	76,136
		492,636

Computers (4.1%)
Global Defense Technology & Systems, Inc. (NON)	16,300	222,169
Silicon Graphics International Corp. (NON)	57,300	458,973
SXC Health Solutions Corp. (NON)	5,000	235,600
		916,742

Entertainment (0.8%)
Cinemark Holdings, Inc.	12,900	182,922
		182,922

Financial (6.7%)
NewStar Financial, Inc. (NON)	340,973	1,483,233
		1,483,233

Health-care services (2.0%)
Lincare Holdings, Inc. (NON) (S)	12,000	441,840
		441,840

Household furniture and appliances (2.3%)
Select Comfort Corp. (NON)	80,102	518,260
		518,260

Insurance (1.8%)
American Financial Group, Inc.	8,800	218,328
Assured Guaranty, Ltd. (Bermuda)	8,300	188,078
		406,406

Investment banking/Brokerage (1.9%)
Och-Ziff Capital Management Group Class A	30,500	412,665
		412,665

Lodging/Tourism (0.6%)
Full House Resorts, Inc. (NON)	47,758	135,633
		135,633

Manufacturing (0.4%)
Thermadyne Holdings Corp. (NON)	12,000	93,720
		93,720

Medical technology (4.2%)
Alliance Imaging, Inc. (NON) (S)	64,500	324,435
STAAR Surgical Co. (NON)	178,400	611,912
		936,347

Natural gas utilities (0.8%)

Questar Corp.	4,200	174,216
		174,216

Oil and gas (12.5%)
Anadarko Petroleum Corp.	4,600	293,388
PetroHawk Energy Corp. (NON)	7,700	171,941
Pioneer Natural Resources Co.	11,800	518,964
Plains Exploration & Production Co. (NON)	9,000	300,150
St. Mary Land & Exploration Co.	12,200	390,888
Swift Energy Co. (NON)	44,112	1,105,446
		2,780,777

Power producers (1.0%)
RRI Energy, Inc. (NON)	45,800	226,710
		226,710

Restaurants (4.2%)
AFC Enterprises (NON)	93,700	768,340
Famous Dave's of America, Inc. (NON)	25,800	161,250
		929,590

Software (0.8%)
Mantech International Corp. Class A (NON)	3,800	182,058
		182,058

Telecommunications (8.6%)
EchoStar Corp. Class A (NON)	95,230	1,828,416
TerreStar Corp. (NON)	69,700	65,657
		1,894,073
Total common stocks (cost $14,357,115)		$16,590,473

SHORT-TERM INVESTMENTS (15.3%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.310%,
July 15, 2010 (SEGSH)	$1,960,000	$1,956,925
U.S. Treasury Cash Management Bills for an effective
yield of 0.341%, June 10, 2010	500,000	499,316
Short-term investments held as collateral for loaned
securities with yields ranging from 0.09% to 0.27% and
due dates ranging from February 1, 2010 to
March 23, 2010 (d)	536,111	536,061
Putnam Money Market Liquidity Fund (e)	400,346	400,346

Total short-term investments (cost $3,393,486)		$3,392,648

TOTAL INVESTMENTS

Total investments (cost $17,750,601) (b)		$19,983,121

Putnam Equity Spectrum Fund

Securities sold short at 1/31/10 (Unaudited)

COMMON STOCKS (5.1%)(a)	Shares	Value

Automotive (0.8%)
Johnson Controls, Inc.	6,700	186,461
		186,461

Health-care services (1.0%)
Omnicare, Inc.	8,700	217,500
		217,500

Machinery (0.7%)
Terex Corp. (NON)	8,100	158,355
		158,355

Medical technology (1.0%)
NuVasive, Inc. (NON)	7,700	212,520
		212,520

Restaurants (0.8%)
Texas Roadhouse, Inc. Class A (NON)	15,000	174,450
		174,450

Retail (0.8%)
Coach, Inc.	5,200	181,376
		181,376

Total common stocks (proceeds $1,088,241)		$1,130,662

INVESTMENT COMPANIES (1.5%)(a)	Shares	Value

iShares Russell 2000 Index Fund	5,500	$331,045

Total investment companies (proceeds $338,182)		$331,045

Total securities sold short (proceeds $1,426,423)		$1,461,707

NOTES

(a) Percentages indicated are based on net assets of $22,182,575.

(b) The aggregate identified cost on a tax basis is $17,750,601, resulting in gross unrealized appreciation and depreciation of $2,582,646 and $350,126, respectively, or net unrealized appreciation of $2,232,520.

(NON) Non-income-producing security.

(SEGSH) This security, in part or in entirety, was segregated for securities sold short at January 31, 2010.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2010, the value of securities loaned amounted to $528,060. The fund received cash collateral of $536,061 which is pooled with collateral of other Putnam funds into 37 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,216 for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $18,991,620 and $18,591,274, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at January 31, 2010.

At January 31, 2010, liquid assets totaling $1,461,707 have been segregated to cover certain derivatives contracts.

Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. On January 31, 2010, fair value pricing was also used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense. While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:
	Basic materials	$1,319,016	$695,928	$--

	Capital goods	93,720	--	--

	Communication services	3,634,501	--	--

	Consumer cyclicals	1,549,004	--	--

	Consumer staples	929,590	--	--

	Energy	2,780,777	--	--

	Financials	2,366,840	--	--

	Health care	1,378,187	--	--

	Technology	1,098,800	--	--

	Transportation	343,184	--	--

	Utilities and power	400,926	--	--

Total common stocks		15,894,545	695,928	--

Short-term investments		400,346	2,992,302	--

Totals by level		$16,294,891	$3,688,230	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$(1,461,707)	$--	$--

Other financial instruments include shorted securities.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010